UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21779
JOHN HANCOCK FUNDS II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following semiannual reports to shareholders for the six months ended June 30, 2025:
John Hancock Multimanager Lifestyle Portfolios:
  John Hancock Multimanager Lifestyle Aggressive Portfolio
  John Hancock Multimanager Lifestyle Growth Portfolio
  John Hancock Multimanager Lifestyle Balanced Portfolio
  John Hancock Multimanager Lifestyle Moderate Portfolio
  John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class 1/JILAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class 1/JILAX)	$8	0.16%
Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

96SA-1

6/25

8/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class A/JALAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class A/JALAX)	$27	0.52%
Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

96SA-A

6/25

8/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class C/JCLAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class C/JCLAX)	$63	1.23%
Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

96SA-C

6/25

8/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class I/JTAIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class I/JTAIX)	$11	0.22%
Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

96SA-I

6/25

8/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R2/JQLAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R2/JQLAX)	$32	0.62%
Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

96SA-R2

6/25

8/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R4/JSLAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R4/JSLAX)	$18	0.35%
Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

96SA-R4

6/25

8/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R5/JTLAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R5/JTLAX)	$8	0.16%
Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

96SA-R5

6/25

8/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Aggressive Portfolio
Class R6/JULAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Aggressive Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Aggressive Portfolio (Class R6/JULAX)	$6	0.12%
Fund Statistics
Fund net assets	$3,218,679,192
Total number of portfolio holdings	26
Portfolio turnover rate	28%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	99.3%
Equity	91.6%
U.S. large cap	38.0%
International equity	25.1%
U.S. mid cap	11.3%
Emerging-market equity	6.4%
Large blend	6.2%
U.S. small cap	4.6%
Fixed income	2.7%
Short-term bond	2.0%
Emerging-market debt	0.5%
High yield bond	0.2%
Alternative and specialty	5.0%
Sector equity	4.1%
Absolute return	0.9%
U.S. Government	0.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

96SA-R6

6/25

8/25

John Hancock Multimanager Lifestyle Aggressive Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class 1/JILGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 1/JILGX)	$9	0.17%
Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
04SA-1
6/25
8/25
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class 5/JHLGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class 5/JHLGX)	$6	0.12%
Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
04SA-5
6/25
8/25
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class A/JALGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class A/JALGX)	$28	0.54%
Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
04SA-A
6/25
8/25
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class C/JCLGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class C/JCLGX)	$64	1.24%
Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
04SA-C
6/25
8/25
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class I/JTGIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class I/JTGIX)	$12	0.24%
Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
04SA-I
6/25
8/25
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R2/JQLGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R2/JQLGX)	$32	0.62%
Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
04SA-R2
6/25
8/25
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R4/JSLGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R4/JSLGX)	$20	0.38%
Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

04SA-R4

6/25

8/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R5/JTLGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R5/JTLGX)	$9	0.18%
Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

04SA-R5
6/25
8/25
John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Growth Portfolio
Class R6/JULGX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Growth Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Growth Portfolio (Class R6/JULGX)	$7	0.13%
Fund Statistics
Fund net assets	$8,499,826,281
Total number of portfolio holdings	34
Portfolio turnover rate	24%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.5%
Equity	78.2%
U.S. large cap	31.4%
International equity	23.6%
U.S. mid cap	9.3%
Large blend	5.5%
Emerging-market equity	4.8%
U.S. small cap	3.6%
Fixed income	14.5%
Intermediate bond	6.3%
Multi-sector bond	2.4%
Emerging-market debt	1.6%
Short-term bond	1.5%
Bank loan	1.5%
High yield bond	1.2%
Alternative and specialty	4.8%
Sector equity	3.4%
Absolute return	1.4%
U.S. Government	2.5%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

04SA-R6

6/25

8/25

John Hancock Multimanager Lifestyle Growth Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 1/JILBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 1/JILBX)	$10	0.20%
Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

07SA-1

6/25

8/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class 5/JHLAX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class 5/JHLAX)	$8	0.15%
Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

07SA-5

6/25

8/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class A/JALBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class A/JALBX)	$29	0.56%
Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

07SA-A

6/25

8/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class C/JCLBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class C/JCLBX)	$64	1.26%
Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

07SA-C

6/25

8/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class I/JTBIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class I/JTBIX)	$13	0.26%
Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

07SA-I

6/25

8/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R2/JQLBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R2/JQLBX)	$32	0.63%
Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

07SA-R2

6/25

8/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R4/JSLBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R4/JSLBX)	$19	0.37%
Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

07SA-R4

6/25

8/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R5/JTSBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R5/JTSBX)	$10	0.20%
Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

07SA-R5

6/25

8/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Balanced Portfolio
Class R6/JULBX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Balanced Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Balanced Portfolio (Class R6/JULBX)	$8	0.15%
Fund Statistics
Fund net assets	$7,404,520,506
Total number of portfolio holdings	36
Portfolio turnover rate	19%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	95.2%
Equity	59.4%
U.S. large cap	22.8%
International equity	17.4%
U.S. mid cap	7.0%
Large blend	6.5%
Emerging-market equity	3.3%
U.S. small cap	2.4%
Fixed income	31.2%
Intermediate bond	13.1%
Multi-sector bond	6.0%
Short-term bond	3.4%
Emerging-market debt	3.2%
Bank loan	3.0%
High yield bond	2.5%
Alternative and specialty	4.6%
Sector equity	2.5%
Absolute return	1.6%
Multi-asset income	0.5%
U.S. Government	4.8%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

07SA-R6

6/25

8/25

John Hancock Multimanager Lifestyle Balanced Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 1/JILMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 1/JILMX)	$11	0.22%
Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

97SA-1

6/25

8/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class 5/JHLMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class 5/JHLMX)	$9	0.17%
Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

97SA-5

6/25

8/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class A/JALMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class A/JALMX)	$30	0.58%
Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

97SA-A

6/25

8/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class C/JCLMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class C/JCLMX)	$66	1.29%
Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

97SA-C

6/25

8/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class I/JTMIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class I/JTMIX)	$14	0.28%
Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com

Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

97SA-I

6/25

8/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R2/JQLMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R2/JQLMX)	$34	0.66%
Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

97SA-R2

6/25

8/25

John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R4/JSLMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R4/JSLMX)	$21	0.41%
Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

97SA-R4
6/25
8/25
John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R5/JTLMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R5/JTLMX)	$11	0.22%
Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
97SA-R5
6/25
8/25
John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Moderate Portfolio
Class R6/JULMX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Moderate Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Moderate Portfolio (Class R6/JULMX)	$9	0.18%
Fund Statistics
Fund net assets	$2,116,798,487
Total number of portfolio holdings	35
Portfolio turnover rate	16%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	93.6%
Equity	39.6%
U.S. large cap	15.2%
International equity	12.3%
U.S. mid cap	4.7%
Large blend	4.4%
Emerging-market equity	1.8%
U.S. small cap	1.2%
Fixed income	49.0%
Intermediate bond	23.0%
Multi-sector bond	7.1%
Short-term bond	5.7%
Emerging-market debt	4.9%
Bank loan	4.5%
High yield bond	3.8%
Alternative and specialty	5.0%
Sector equity	1.8%
Absolute return	1.7%
Multi-asset income	1.5%
U.S. Government	6.4%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
97SA-R6
6/25
8/25
John Hancock Multimanager Lifestyle Moderate Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class 1/JILCX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class 1/JILCX)	$13	0.25%
Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/underlying-funds, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

98SA-1
6/25
8/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class A/JALRX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class A/JALRX)	$31	0.61%
Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4618629

98SA-A
6/25
8/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class C/JCLCX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class C/JCLCX)	$67	1.32%
Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
98SA-C
6/25
8/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class I/JTOIX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class I/JTOIX)	$16	0.31%
Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
98SA-I
6/25
8/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R2/JQLCX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R2/JQLCX)	$34	0.68%
Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
98SA-R2
6/25
8/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R4/JSLCX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R4/JSLCX)	$23	0.46%
Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
98SA-R4
6/25
8/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R5/JTLRX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R5/JTLRX)	$13	0.25%
Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
98SA-R5
6/25
8/25
John Hancock Multimanager Lifestyle Conservative Portfolio

John Hancock Multimanager Lifestyle Conservative Portfolio
Class R6/JULCX
Semiannual SHAREHOLDER REPORT | June 30, 2025
This semiannual shareholder report contains important information about the John Hancock Multimanager Lifestyle Conservative Portfolio (the fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last six months ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multimanager Lifestyle Conservative Portfolio (Class R6/JULCX)	$11	0.21%
Fund Statistics
Fund net assets	$1,594,750,974
Total number of portfolio holdings	26
Portfolio turnover rate	13%
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	90.3%
Equity	20.6%
International equity	6.9%
U.S. large cap	6.6%
Large blend	3.5%
U.S. mid cap	2.2%
U.S. small cap	0.9%
Emerging-market equity	0.5%
Fixed income	67.7%
Intermediate bond	33.2%
Multi-sector bond	8.6%
Short-term bond	8.3%
Emerging-market debt	6.5%
Bank loan	6.0%
High yield bond	5.1%
Alternative and specialty	2.0%
Multi-asset income	2.0%
U.S. Government	9.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4618629
98SA-R6
6/25
8/25
John Hancock Multimanager Lifestyle Conservative Portfolio

ITEM 2. CODE OF ETHICS.

Item is not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Item is not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item is not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Item is not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the six months ended June 30, 2025 for the following funds:

John Hancock Mulitmanager Lifestyle Portfolios:

  John Hancock Multimanager Lifestyle Aggressive Portfolio

  John Hancock Multimanager Lifestyle Growth Portfolio

  John Hancock Multimanager Lifestyle Balanced Portfolio

  John Hancock Multimanager Lifestyle Moderate Portfolio

  John Hancock Multimanager Lifestyle Conservative Portfolio

Semiannual Financial Statements & Other N-CSR Items
John Hancock
Multimanager Lifestyle Portfolios
Asset allocation
June 30, 2025

John Hancock
Multimanager Lifestyle Portfolios

2	Portfolios’ investments
7	Financial statements
12	Financial highlights
22	Notes to financial statements
44	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allspring Global Investments, LLC	(Allspring Investments)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Graham Capital Management, L.P.	(Graham)
Manulife Investment Management (US) LLC	(MIM US)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company LLP	(Wellington)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 6-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.3%
Equity - 91.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,868,911	$385,000,548
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	13,969,998	133,553,179
Disciplined Value, Class NAV, JHF III (Boston Partners)	17,102,830	410,981,005
Disciplined Value International, Class NAV, JHIT (Boston Partners)	17,522,739	285,795,869
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	13,651,013	141,287,989
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	4,032,667	295,231,550
International Dynamic Growth, Class NAV, JHIT (Axiom)	14,144,185	216,123,154
International Small Company, Class NAV, JHF II (DFA)	1,090,423	13,215,923
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	25,741,361	294,223,761
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	7,423,143	144,454,359
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,612,702	217,729,263
Multifactor Emerging Markets ETF, JHETF (DFA)	2,207,522	64,437,567
Small Cap Core, Class NAV, JHIT (MIM US) (B)	9,281,250	149,520,933
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	15,386,498	198,331,959
Fixed income - 2.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	1,946,239	15,258,511
High Yield, Class NAV, JHBT (MIM US) (B)	2,469,599	7,556,973
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	6,768,199	63,688,755
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	3,464,290	29,550,394
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	10,723,745	131,687,588

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,434,913,251)		$3,197,629,280
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	52,570

TOTAL COMMON STOCKS (Cost $91,718)		$52,570
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.7%
U.S. Government - 0.7%
U.S. Treasury STRIPS, PO, 4.873%, 02/15/2054	$26,371,100	6,620,520
U.S. Treasury STRIPS, PO, 4.891%, 11/15/2052	21,235,400	5,637,048
U.S. Treasury STRIPS, PO, 4.903%, 05/15/2050	4,250,200	1,269,848
U.S. Treasury STRIPS, PO, 4.939%, 08/15/2051	26,726,700	7,446,950

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $24,144,326)		$20,974,366
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	2

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	414	$47

TOTAL WARRANTS (Cost $33)		$47
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2596% (F)(G)	5,641	56,419

TOTAL SHORT-TERM INVESTMENTS (Cost $56,418)		$56,419
Total investments (Cost $2,459,205,746) - 100.0%		$3,218,712,682
Other assets and liabilities, net - (0.0%)		(33,490)
TOTAL NET ASSETS - 100.0%		$3,218,679,192
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 6-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 97.5%
Equity - 78.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	13,604,629	$892,463,646
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	34,340,392	328,294,152
Disciplined Value, Class NAV, JHF III (Boston Partners)	38,926,185	935,396,226
Disciplined Value International, Class NAV, JHIT (Boston Partners)	39,969,016	651,894,652
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	27,462,641	284,238,336
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,987,094	511,525,148
Global Equity, Class NAV, JHF II (MIM US) (B)	19,224,717	245,499,634
International Dynamic Growth, Class NAV, JHIT (Axiom)	28,375,563	433,578,601
International Small Company, Class NAV, JHF II (DFA)	2,295,950	27,826,908
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	56,332,925	643,885,332
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	16,012,900	311,611,026
Mid Value, Class NAV, JHF II (T. Rowe Price)	32,102,543	478,327,887
Multifactor Emerging Markets ETF, JHETF (DFA)	4,446,851	129,803,581
Small Cap Core, Class NAV, JHIT (MIM US) (B)	19,087,205	307,494,870
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	35,969,071	463,641,323
Fixed income - 14.5%
Bond, Class NAV, JHSB (MIM US) (B)	39,539,564	536,947,282
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	17,270,174	135,398,162
Floating Rate Income, Class NAV, JHF II (Bain Capital)	16,295,285	123,681,212
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Fixed income - (continued)
High Yield, Class NAV, JHBT (MIM US) (B)	34,745,131	$106,320,102
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	13,372,130	125,831,748
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	20,339,894	207,263,522
Alternative and specialty - 4.8%
Diversified Macro, Class NAV, JHIT (Graham)	13,749,428	117,282,623
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	23,255,509	285,577,655

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,626,528,742)		$8,283,783,628
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	119,433

TOTAL COMMON STOCKS (Cost $208,371)		$119,433
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%
U.S. Government - 2.5%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$52,020,415	50,931,123
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	51,126,146	51,029,939
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,140,842	7,192,145
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	48,255,184	49,552,323
U.S. Treasury STRIPS, PO, 4.873%, 02/15/2054	70,713,900	17,752,872
U.S. Treasury STRIPS, PO, 4.891%, 11/15/2052	57,523,200	15,269,835
U.S. Treasury STRIPS, PO, 4.903%, 05/15/2050	11,396,200	3,404,885
U.S. Treasury STRIPS, PO, 4.939%, 08/15/2051	71,876,000	20,027,052

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $222,130,245)		$215,160,174

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	993	112

TOTAL WARRANTS (Cost $79)		$112
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2596% (F)(G)	16,065	160,691

TOTAL SHORT-TERM INVESTMENTS (Cost $160,690)		$160,691
Total investments (Cost $6,849,028,127) - 100.0%		$8,499,224,038
Other assets and liabilities, net - 0.0%		602,243
TOTAL NET ASSETS - 100.0%		$8,499,826,281
3	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 6-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.2%
Equity - 59.4%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	7,646,328	$501,599,117
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	37,459,548	358,113,279
Disciplined Value, Class NAV, JHF III (Boston Partners)	23,092,620	554,915,661
Disciplined Value International, Class NAV, JHIT (Boston Partners)	25,733,007	419,705,336
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	16,370,627	169,435,987
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,699,367	270,830,692
Global Equity, Class NAV, JHF II (MIM US) (B)	16,334,234	208,588,169
International Dynamic Growth, Class NAV, JHIT (Axiom)	18,515,326	282,914,185
International Small Company, Class NAV, JHF II (DFA)	1,094,027	13,259,605
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	31,842,723	363,962,329
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	10,261,439	199,687,602
Mid Value, Class NAV, JHF II (T. Rowe Price)	21,116,029	314,628,830
Multifactor Emerging Markets ETF, JHETF (DFA)	2,644,895	77,204,485
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,186,553	180,215,367
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	37,299,909	480,795,833
Fixed income - 31.2%
Bond, Class NAV, JHSB (MIM US) (B)	51,518,067	699,615,352
Core Bond, Class NAV, JHF II (Allspring Investments)	24,706,476	270,782,977
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	30,390,144	238,258,725
Floating Rate Income, Class NAV, JHF II (Bain Capital)	28,845,179	218,934,911
High Yield, Class NAV, JHBT (MIM US) (B)	61,094,938	186,950,510
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	26,740,605	251,629,095
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	43,470,612	442,965,531
Alternative and specialty - 4.6%
Diversified Macro, Class NAV, JHIT (Graham)	14,383,649	122,692,528
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	14,902,582	183,003,708
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,748,992	37,377,454

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,021,409,869)		$7,048,067,268
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	74,006

TOTAL COMMON STOCKS (Cost $136,612)		$74,006
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8%
U.S. Government - 4.8%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$91,733,550	$89,812,674
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	90,156,635	89,986,983
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	13,308,002	13,403,613
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	85,093,808	87,381,199
U.S. Treasury STRIPS, PO, 4.873%, 02/15/2054	94,165,900	23,640,546
U.S. Treasury STRIPS, PO, 4.891%, 11/15/2052	76,388,500	20,277,728
U.S. Treasury STRIPS, PO, 4.903%, 05/15/2050	15,175,800	4,534,130
U.S. Treasury STRIPS, PO, 4.939%, 08/15/2051	95,445,500	26,594,301

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $365,560,683)		$355,631,174

WARRANTS - 0.0%
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (C)	786	89

TOTAL WARRANTS (Cost $63)		$89
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2596% (F)(G)	14,960	149,633

TOTAL SHORT-TERM INVESTMENTS (Cost $149,632)		$149,633
Total investments (Cost $6,387,256,859) - 100.0%		$7,403,922,170
Other assets and liabilities, net - 0.0%		598,336
TOTAL NET ASSETS - 100.0%		$7,404,520,506
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 6-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 93.6%
Equity - 39.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	1,106,991	$72,618,589
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	10,697,124	102,264,508
Disciplined Value, Class NAV, JHF III (Boston Partners)	4,136,112	99,390,769
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,462,525	72,783,775
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,505,192	25,928,739
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	661,222	48,408,088
Global Equity, Class NAV, JHF II (MIM US) (B)	4,240,863	54,155,822
International Dynamic Growth, Class NAV, JHIT (Axiom)	3,666,928	56,030,661
International Small Company, Class NAV, JHF II (DFA)	236,125	2,861,835
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	4

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	6,323,499	$72,277,590
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	2,288,437	44,532,983
Mid Value, Class NAV, JHF II (T. Rowe Price)	3,638,007	54,206,306
Multifactor Emerging Markets ETF, JHETF (DFA)	406,195	11,856,832
Small Cap Core, Class NAV, JHIT (MIM US) (B)	1,623,533	26,155,121
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	7,238,708	93,306,947
Fixed income - 49.0%
Bond, Class NAV, JHSB (MIM US) (B)	19,724,263	267,855,486
Core Bond, Class NAV, JHF II (Allspring Investments)	19,989,186	219,081,473
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,123,700	102,889,806
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,465,186	94,610,765
High Yield, Class NAV, JHBT (MIM US) (B)	26,376,653	80,712,558
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,893,450	121,327,368
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	14,825,389	151,070,719
Alternative and specialty - 5.0%
Diversified Macro, Class NAV, JHIT (Graham)	4,250,844	36,259,700
Diversified Real Assets, Class NAV, JHIT (MIM US/Wellington) (B)	3,056,623	37,535,329
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,237,122	32,274,103

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,836,383,421)		$1,980,395,872
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	12,412

TOTAL COMMON STOCKS (Cost $21,655)		$12,412
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 6.4%
U.S. Government - 6.4%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$39,725,973	38,894,122
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	39,043,215	38,969,744
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	5,866,279	5,908,424
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	36,850,654	37,841,229
U.S. Treasury STRIPS, PO, 4.873%, 02/15/2054	18,246,700	4,580,872
U.S. Treasury STRIPS, PO, 4.891%, 11/15/2052	14,768,300	3,920,323
U.S. Treasury STRIPS, PO, 4.903%, 05/15/2050	2,937,600	877,678
U.S. Treasury STRIPS, PO, 4.939%, 08/15/2051	18,452,400	5,141,454

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $137,216,160)		$136,133,846
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2596% (F)(G)	4,823	$48,237

TOTAL SHORT-TERM INVESTMENTS (Cost $48,236)		$48,237
Total investments (Cost $1,973,669,472) - 100.0%		$2,116,590,367
Other assets and liabilities, net - 0.0%		208,120
TOTAL NET ASSETS - 100.0%		$2,116,798,487
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 6-30-25 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.3%
Equity - 20.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	267,372	$17,539,570
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,563,684	43,628,819
Disciplined Value, Class NAV, JHF III (Boston Partners)	953,975	22,924,030
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,512,094	24,662,249
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	773,188	8,002,492
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	294,073	21,529,094
Global Equity, Class NAV, JHF II (MIM US) (B)	1,758,626	22,457,653
International Dynamic Growth, Class NAV, JHIT (Axiom)	1,193,675	18,239,354
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	3,742,327	42,774,796
Mid Cap Growth, Class NAV, JHIT (Wellington) (C)	847,815	16,498,479
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,329,789	19,813,857
Small Cap Core, Class NAV, JHIT (MIM US) (B)	878,160	14,147,153
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	4,347,467	56,038,847
Fixed income - 67.7%
Bond, Class NAV, JHSB (MIM US) (B)	21,071,215	286,147,103
Core Bond, Class NAV, JHF II (Allspring Investments)	22,150,766	242,772,398
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	13,193,937	103,440,469
Floating Rate Income, Class NAV, JHF II (Bain Capital)	12,567,899	95,390,353
High Yield, Class NAV, JHBT (MIM US) (B)	26,592,764	81,373,859
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	14,093,392	132,618,817
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	13,447,665	137,031,711
5	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Alternative and specialty - 2.0%
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	3,213,209	$32,035,698

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,430,244,405)		$1,439,066,801
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
U.S. Government - 9.7%
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2027	$50,646,464	49,585,940
U.S. Treasury Inflation Protected Security, 1.250%, 04/15/2028	49,775,613	49,681,948
U.S. Treasury Inflation Protected Security, 1.625%, 04/15/2030	7,584,305	7,638,794
U.S. Treasury Inflation Protected Security, 2.125%, 04/15/2029	46,980,155	48,243,020

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $153,057,512)		$155,149,702
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
John Hancock Collateral Trust, 4.2596% (F)(G)	4,196	41,969

TOTAL SHORT-TERM INVESTMENTS (Cost $41,968)		$41,969
Total investments (Cost $1,583,343,885) - 100.0%		$1,594,258,472
Other assets and liabilities, net - 0.0%		492,502
TOTAL NET ASSETS - 100.0%		$1,594,750,974
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Non-income producing.
(D)	Restricted security as to resale.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	The rate shown is the annualized seven-day yield as of 6-30-25.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	6

Financial statements
STATEMENTS OF ASSETS AND LIABILITIES 6-30-25 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Assets
Unaffiliated investments, at value	$21,026,983	$215,279,719	$355,705,269	$136,146,258	$155,149,702
Affiliated investments, at value	3,197,685,699	8,283,944,319	7,048,216,901	1,980,444,109	1,439,108,770
Total investments, at value	3,218,712,682	8,499,224,038	7,403,922,170	2,116,590,367	1,594,258,472
Dividends and interest receivable	465,167	5,802,618	9,340,234	3,791,895	3,948,023
Receivable for fund shares sold	157,788	1,005,578	1,423,803	309,407	854,909
Receivable for investments sold	5,394,190	11,408,867	9,411,846	2,148,750	1,740,819
Other assets	127,850	266,086	255,968	111,200	100,027
Total assets	3,224,857,677	8,517,707,187	7,424,354,021	2,122,951,619	1,600,902,250
Liabilities
Due to custodian	47,400	140,672	135,102	45,083	40,434
Distributions payable	—	—	158,208	179,425	282,290
Payable for investments purchased	381,889	5,220,898	8,653,638	3,530,040	3,621,875
Payable for fund shares repurchased	5,519,968	11,946,075	10,371,759	2,204,567	2,039,209
Payable to affiliates
Accounting and legal services fees	86,407	227,391	197,307	56,570	43,017
Transfer agent fees	59,674	186,510	170,214	63,746	57,691
Distribution and service fees	2,886	5,158	3,837	1,938	1,246
Trustees’ fees	4,488	12,226	11,236	3,258	2,522
Other liabilities and accrued expenses	75,773	141,976	132,214	68,505	62,992
Total liabilities	6,178,485	17,880,906	19,833,515	6,153,132	6,151,276
Net assets	$3,218,679,192	$8,499,826,281	$7,404,520,506	$2,116,798,487	$1,594,750,974
Net assets consist of
Paid-in capital	$2,145,583,848	$6,206,925,648	$6,087,735,834	$1,968,325,235	$1,667,457,425
Total distributable earnings (loss)	1,073,095,344	2,292,900,633	1,316,784,672	148,473,252	(72,706,451)
Net assets	$3,218,679,192	$8,499,826,281	$7,404,520,506	$2,116,798,487	$1,594,750,974
Unaffiliated investments, at cost	$24,236,077	$222,338,695	$365,697,358	$137,237,815	$153,057,512
Affiliated investments, at cost	2,434,969,669	6,626,689,432	6,021,559,501	1,836,431,657	1,430,286,373
Total investments, at cost	2,459,205,746	6,849,028,127	6,387,256,859	1,973,669,472	1,583,343,885
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$590,934,775	$1,861,341,711	$1,709,145,269	$625,614,893	$574,438,605
Shares outstanding	37,655,440	123,058,920	120,516,747	48,933,950	47,478,876
Net asset value and redemption price per share	$15.69	$15.13	$14.18	$12.78	$12.10
Class C1
Net assets	$28,814,277	$71,783,725	$43,130,226	$20,024,412	$14,928,030
Shares outstanding	1,838,050	4,761,150	3,043,993	1,555,777	1,233,685
Net asset value, offering price and redemption price per share	$15.68	$15.08	$14.17	$12.87	$12.10
Class I
Net assets	$8,186,433	$28,514,039	$29,782,390	$19,489,368	$10,966,965
Shares outstanding	523,511	1,899,594	2,121,023	1,538,709	908,392
Net asset value, offering price and redemption price per share	$15.64	$15.01	$14.04	$12.67	$12.07
Class R2
Net assets	$12,827,172	$22,622,713	$15,593,740	$7,286,654	$5,109,008
Shares outstanding	828,061	1,515,544	1,109,822	572,500	423,178
Net asset value, offering price and redemption price per share	$15.49	$14.93	$14.05	$12.73	$12.07
Class R4
Net assets	$1,347,802	$2,689,572	$3,530,736	$486,372	$1,881,429
Shares outstanding	86,470	178,021	249,862	38,363	155,974
Net asset value, offering price and redemption price per share	$15.59	$15.11	$14.13	$12.68	$12.06
Class R5
Net assets	$4,276,438	$7,292,490	$7,543,431	$11,939,685	$1,174,049
Shares outstanding	273,060	480,295	532,413	941,680	97,299
Net asset value, offering price and redemption price per share	$15.66	$15.18	$14.17	$12.68	$12.07
Class R6
Net assets	$74,538,694	$143,441,229	$148,537,202	$50,747,098	$29,763,888
Shares outstanding	4,763,390	9,536,306	10,587,828	4,013,827	2,468,088
Net asset value, offering price and redemption price per share	$15.65	$15.04	$14.03	$12.64	$12.06
Class 1
Net assets	$2,497,753,601	$5,946,293,754	$5,282,235,316	$1,326,056,831	$956,489,000
Shares outstanding	160,131,483	395,391,860	376,603,634	104,608,535	79,288,285
Net asset value, offering price and redemption price per share	$15.60	$15.04	$14.03	$12.68	$12.06
7	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 6-30-25 (unaudited)

Continued
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Class 5
Net assets	—	$415,847,048	$165,022,196	$55,153,174	—
Shares outstanding	—	27,710,384	11,756,700	4,361,774	—
Net asset value, offering price and redemption price per share	—	$15.01	$14.04	$12.64	—
Maximum offering price per share
Class A (net asset value per share ÷ 95.5%)[2]	$16.43	$15.84	$14.85	$13.38	$12.67

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	8

STATEMENTS OF OPERATIONS For the six months ended 6-30-25 (unaudited)

	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Investment income
Dividends from affiliated investments	$3,330,066	$34,007,882	$59,604,414	$26,305,201	$27,091,746
Interest	749,181	6,601,442	10,593,758	3,807,890	4,064,988
Less foreign taxes withheld	(902)	(2,163)	(1,713)	—	—
Total investment income	4,078,345	40,607,161	70,196,459	30,113,091	31,156,734
Expenses
Investment management fees	3,858,627	10,249,912	8,940,391	2,524,274	1,999,535
Distribution and service fees	1,621,026	4,554,135	4,067,466	1,372,622	1,181,455
Accounting and legal services fees	271,777	722,434	634,925	182,196	138,252
Transfer agent fees	346,671	1,095,572	1,008,586	377,971	344,036
Trustees’ fees	41,891	110,657	96,530	27,119	20,319
Custodian fees	15,344	16,518	16,516	16,507	15,991
State registration fees	54,434	57,634	58,012	56,085	55,619
Printing and postage	22,999	47,899	44,518	22,341	21,243
Professional fees	68,549	142,276	130,575	54,788	47,578
Other	46,059	120,546	107,045	35,634	25,110
Total expenses	6,347,377	17,117,583	15,104,564	4,669,537	3,849,138
Less expense reductions	(2,691,669)	(6,383,846)	(4,792,062)	(1,160,482)	(737,399)
Net expenses	3,655,708	10,733,737	10,312,502	3,509,055	3,111,739
Net investment income	422,637	29,873,424	59,883,957	26,604,036	28,044,995
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(5,403,538)	(27,601,383)	(40,243,529)	(7,111,010)	672,931
Affiliated investments	178,250,630	372,643,088	258,888,741	46,053,807	14,251,190
Capital gain distributions received from affiliated investments	7,460,030	14,164,601	10,057,298	2,223,868	1,750,375
	180,307,122	359,206,306	228,702,510	41,166,665	16,674,496
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	3,938,930	28,303,143	42,612,818	8,844,190	2,294,604
Affiliated investments	49,429,229	169,491,233	118,169,826	36,307,320	26,107,076
	53,368,159	197,794,376	160,782,644	45,151,510	28,401,680
Net realized and unrealized gain	233,675,281	557,000,682	389,485,154	86,318,175	45,076,176
Increase in net assets from operations	$234,097,918	$586,874,106	$449,369,111	$112,922,211	$73,121,171
9	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Multimanager Lifestyle Aggressive Portfolio		Multimanager Lifestyle Growth Portfolio		Multimanager Lifestyle Balanced Portfolio
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$422,637	$35,882,729	$29,873,424	$145,833,723	$59,883,957	$184,364,731
Net realized gain	180,307,122	224,046,982	359,206,306	526,621,790	228,702,510	336,721,135
Change in net unrealized appreciation (depreciation)	53,368,159	156,688,117	197,794,376	308,564,490	160,782,644	196,608,786
Increase in net assets resulting from operations	234,097,918	416,617,828	586,874,106	981,020,003	449,369,111	717,694,652
Distributions to shareholders
From earnings
Class A	—	(14,758,194)	—	(46,061,794)	(10,756,983)	(43,531,764)
Class C	—	(573,338)	—	(1,405,655)	(130,246)	(904,068)
Class I	—	(223,825)	—	(772,067)	(224,622)	(784,261)
Class R2	—	(342,043)	—	(551,182)	(93,963)	(447,284)
Class R4	—	(31,197)	—	(102,848)	(25,381)	(131,641)
Class R5	—	(121,744)	—	(223,114)	(59,712)	(303,490)
Class R6	—	(2,045,440)	—	(3,967,493)	(1,222,904)	(4,047,353)
Class 1	—	(73,158,368)	—	(171,776,011)	(42,992,337)	(158,519,880)
Class 5	—	—	—	(11,521,115)	(1,359,417)	(4,714,451)
Total distributions	—	(91,254,149)	—	(236,381,279)	(56,865,565)	(213,384,192)
Portfolio share transactions
From portfolio share transactions	(211,394,038)	(296,526,728)	(605,724,664)	(845,403,537)	(492,224,498)	(810,270,613)
Total increase (decrease)	22,703,880	28,836,951	(18,850,558)	(100,764,813)	(99,720,952)	(305,960,153)
Net assets
Beginning of period	3,195,975,312	3,167,138,361	8,518,676,839	8,619,441,652	7,504,241,458	7,810,201,611
End of period	$3,218,679,192	$3,195,975,312	$8,499,826,281	$8,518,676,839	$7,404,520,506	$7,504,241,458
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	10

STATEMENTS OF CHANGES IN NET ASSETS

Continued
	Multimanager Lifestyle Moderate Portfolio		Multimanager Lifestyle Conservative Portfolio
	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24	Six months ended 6-30-25 (unaudited)	Year ended 12-31-24
Increase (decrease) in net assets
From operations
Net investment income	$26,604,036	$69,522,321	$28,044,995	$64,684,199
Net realized gain (loss)	41,166,665	48,638,715	16,674,496	(6,975,858)
Change in net unrealized appreciation (depreciation)	45,151,510	42,688,719	28,401,680	39,684,427
Increase in net assets resulting from operations	112,922,211	160,849,755	73,121,171	97,392,768
Distributions to shareholders
From earnings
Class A	(6,733,880)	(19,968,144)	(9,058,836)	(22,670,233)
Class C	(149,384)	(587,494)	(186,318)	(543,121)
Class I	(232,637)	(653,014)	(186,076)	(443,138)
Class R2	(75,649)	(232,287)	(78,642)	(208,349)
Class R4	(5,852)	(27,426)	(30,683)	(75,564)
Class R5	(147,507)	(405,113)	(20,370)	(56,236)
Class R6	(640,724)	(1,386,977)	(519,132)	(1,098,298)
Class 1	(16,777,393)	(48,579,811)	(16,863,406)	(41,123,493)
Class 5	(703,512)	(1,927,507)	—	—
Total distributions	(25,466,538)	(73,767,773)	(26,943,463)	(66,218,432)
Portfolio share transactions
From portfolio share transactions	(110,714,999)	(228,856,302)	(65,836,903)	(174,092,146)
Total decrease	(23,259,326)	(141,774,320)	(19,659,195)	(142,917,810)
Net assets
Beginning of period	2,140,057,813	2,281,832,133	1,614,410,169	1,757,327,979
End of period	$2,116,798,487	$2,140,057,813	$1,594,750,974	$1,614,410,169
11	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
Multimanager Lifestyle Aggressive Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Aggressive Portfolio
Class A
06-30-2025[7]	14.59	(0.02)	1.12	1.10	—	—	—	15.69	7.54[8]	0.70[9]	0.52[9]	(0.26)[9]	591	28
12-31-2024	13.20	0.12	1.65	1.77	(0.12)	(0.26)	(0.38)	14.59	13.44	0.68	0.52	0.83	574	13
12-31-2023	11.90	0.13	1.93	2.06	(0.13)	(0.63)	(0.76)	13.20	17.32	0.69	0.52	1.01	557	12
12-31-2022	16.99	0.09	(3.32)	(3.23)	(0.10)	(1.76)	(1.86)	11.90	(18.89)	0.67	0.51	0.65	515	10
12-31-2021	16.16	0.11	2.53	2.64	(0.12)	(1.69)	(1.81)	16.99	16.33	0.64	0.50	0.63	671	21
12-31-2020	14.39	0.09	2.61	2.70	(0.10)	(0.83)	(0.93)	16.16	18.84	0.65	0.50	0.66	599	11
Class C
06-30-2025[7]	14.62	(0.07)	1.13	1.06	—	—	—	15.68	7.25[8]	1.40[9]	1.23[9]	(0.96)[9]	29	28
12-31-2024	13.24	0.01	1.65	1.66	(0.02)	(0.26)	(0.28)	14.62	12.56	1.38	1.22	0.07	30	13
12-31-2023	11.94	0.03	1.94	1.97	(0.04)	(0.63)	(0.67)	13.24	16.52	1.39	1.23	0.20	34	12
12-31-2022	17.03	(0.02)	(3.32)	(3.34)	—	(1.75)	(1.75)	11.94	(19.47)	1.37	1.22	(0.15)	37	10
12-31-2021	16.20	(0.03)	2.54	2.51	—	(1.68)	(1.68)	17.03	15.51	1.34	1.20	(0.16)	57	21
12-31-2020	14.44	(0.04)	2.64	2.60	(0.01)	(0.83)	(0.84)	16.20	18.05	1.35	1.21	(0.32)	65	11
Class I
06-30-2025[7]	14.51	—[10]	1.13	1.13	—	—	—	15.64	7.79[8]	0.40[9]	0.22[9]	0.04[9]	8	28
12-31-2024	13.14	0.16	1.64	1.80	(0.17)	(0.26)	(0.43)	14.51	13.67	0.38	0.22	1.11	8	13
12-31-2023	11.84	0.15	1.95	2.10	(0.17)	(0.63)	(0.80)	13.14	17.74	0.39	0.22	1.17	8	12
12-31-2022	16.92	0.14	(3.32)	(3.18)	(0.14)	(1.76)	(1.90)	11.84	(18.65)	0.37	0.21	0.94	8	10
12-31-2021	16.10	0.18	2.50	2.68	(0.17)	(1.69)	(1.86)	16.92	16.66	0.34	0.20	1.02	11	21
12-31-2020	14.33	0.10	2.64	2.74	(0.14)	(0.83)	(0.97)	16.10	19.20	0.35	0.20	0.69	8	11
Class R2
06-30-2025[7]	14.41	(0.03)	1.11	1.08	—	—	—	15.49	7.49[8]	0.79[9]	0.62[9]	(0.36)[9]	13	28
12-31-2024	13.04	0.10	1.64	1.74	(0.11)	(0.26)	(0.37)	14.41	13.35	0.77	0.61	0.74	14	13
12-31-2023	11.77	0.11	1.91	2.02	(0.12)	(0.63)	(0.75)	13.04	17.16	0.77	0.61	0.88	13	12
12-31-2022	16.82	0.08	(3.29)	(3.21)	(0.08)	(1.76)	(1.84)	11.77	(18.93)	0.77	0.62	0.56	12	10
12-31-2021	16.02	0.11	2.49	2.60	(0.11)	(1.69)	(1.80)	16.82	16.19	0.72	0.58	0.62	15	21
12-31-2020	14.27	0.21	2.46	2.67	(0.09)	(0.83)	(0.92)	16.02	18.77	0.73	0.59	1.47	12	11
Class R4
06-30-2025[7]	14.48	(0.01)	1.12	1.11	—	—	—	15.59	7.67[8]	0.63[9]	0.35[9]	(0.09)[9]	1	28
12-31-2024	13.10	0.13	1.66	1.79	(0.15)	(0.26)	(0.41)	14.48	13.64	0.62	0.36	0.89	1	13
12-31-2023	11.81	0.10	1.97	2.07	(0.15)	(0.63)	(0.78)	13.10	17.54	0.63	0.37	0.78	1	12
12-31-2022	16.89	0.12	(3.32)	(3.20)	(0.12)	(1.76)	(1.88)	11.81	(18.82)	0.62	0.36	0.85	3	10
12-31-2021	16.07	0.14	2.52	2.66	(0.15)	(1.69)	(1.84)	16.89	16.53	0.59	0.35	0.79	3	21
12-31-2020	14.31	0.10	2.61	2.71	(0.12)	(0.83)	(0.95)	16.07	19.02	0.59	0.35	0.70	3	11
Class R5
06-30-2025[7]	14.53	0.01	1.12	1.13	—	—	—	15.66	7.78[8]	0.34[9]	0.16[9]	0.10[9]	4	28
12-31-2024	13.15	0.17	1.65	1.82	(0.18)	(0.26)	(0.44)	14.53	13.80	0.32	0.16	1.19	4	13
12-31-2023	11.86	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.15	17.68	0.32	0.17	1.30	4	12
12-31-2022	16.94	0.17	(3.34)	(3.17)	(0.15)	(1.76)	(1.91)	11.86	(18.59)	0.32	0.16	1.21	3	10
12-31-2021	16.11	0.18	2.52	2.70	(0.18)	(1.69)	(1.87)	16.94	16.76	0.29	0.15	1.01	3	21
12-31-2020	14.33	0.14	2.62	2.76	(0.15)	(0.83)	(0.98)	16.11	19.31	0.29	0.15	0.97	3	11
Class R6
06-30-2025[7]	14.52	0.01	1.12	1.13	—	—	—	15.65	7.78[8]	0.29[9]	0.12[9]	0.15[9]	75	28
12-31-2024	13.14	0.18	1.64	1.82	(0.18)	(0.26)	(0.44)	14.52	13.87	0.27	0.11	1.23	68	13
12-31-2023	11.84	0.20	1.92	2.12	(0.19)	(0.63)	(0.82)	13.14	17.84	0.27	0.11	1.59	71	12
12-31-2022	16.92	0.16	(3.32)	(3.16)	(0.16)	(1.76)	(1.92)	11.84	(18.57)	0.27	0.11	1.10	54	10
12-31-2021	16.10	0.19	2.51	2.70	(0.19)	(1.69)	(1.88)	16.92	16.77	0.24	0.10	1.08	60	21
12-31-2020	14.32	0.13	2.64	2.77	(0.16)	(0.83)	(0.99)	16.10	19.36	0.24	0.10	0.90	52	11
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	12

Financial highlights continued
Multimanager Lifestyle Aggressive Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)[3]	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[4,5]	Expenses before reductions (%)[6]	Expenses including reductions (%)[6]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2025[7]	14.47	0.01	1.12	1.13	—	—	—	15.60	7.81[8]	0.33[9]	0.16[9]	0.10[9]	2,498	28
12-31-2024	13.10	0.17	1.64	1.81	(0.18)	(0.26)	(0.44)	14.47	13.78	0.31	0.16	1.18	2,497	13
12-31-2023	11.81	0.17	1.93	2.10	(0.18)	(0.63)	(0.81)	13.10	17.76	0.32	0.16	1.36	2,480	12
12-31-2022	16.88	0.14	(3.30)	(3.16)	(0.15)	(1.76)	(1.91)	11.81	(18.59)	0.31	0.15	0.99	2,336	10
12-31-2021	16.07	0.17	2.52	2.69	(0.19)	(1.69)	(1.88)	16.88	16.70	0.28	0.14	0.95	3,178	21
12-31-2020	14.30	0.14	2.61	2.75	(0.15)	(0.83)	(0.98)	16.07	19.30	0.27	0.14	0.97	3,113	11

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Capital gain distributions may vary between classes due to expense differences applied to ordinary income distributions from underlying funds.
[4] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5] Does not reflect the effect of sales charges, if any.
[6] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[7] Six months ended 6-30-25. Unaudited.
[8] Not annualized.
[9] Annualized.
[10] Less than $0.005 per share.
13	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Growth Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Growth Portfolio
Class A
06-30-2025[6]	14.12	0.03	0.98	1.01	—	—	—	15.13	7.15[7]	0.69[8]	0.54[8]	0.45[8]	1,861	24
12-31-2024	12.98	0.20	1.30	1.50	(0.21)	(0.15)	(0.36)	14.12	11.56	0.68	0.54	1.40	1,843	13
12-31-2023	11.86	0.20	1.67	1.87	(0.21)	(0.54)	(0.75)	12.98	15.78	0.69	0.54	1.57	1,824	11
12-31-2022	16.44	0.17	(3.09)	(2.92)	(0.18)	(1.48)	(1.66)	11.86	(17.63)	0.67	0.53	1.23	1,702	12
12-31-2021	15.91	0.18	2.04	2.22	(0.19)	(1.50)	(1.69)	16.44	13.95	0.64	0.51	1.02	2,213	24
12-31-2020	14.40	0.15	2.32	2.47	(0.15)	(0.81)	(0.96)	15.91	17.17	0.63	0.51	1.02	1,992	13
Class C
06-30-2025[6]	14.12	(0.02)	0.98	0.96	—	—	—	15.08	6.80[7]	1.39[8]	1.24[8]	(0.26)[8]	72	24
12-31-2024	12.98	0.09	1.31	1.40	(0.11)	(0.15)	(0.26)	14.12	10.81	1.38	1.24	0.63	77	13
12-31-2023	11.87	0.09	1.69	1.78	(0.13)	(0.54)	(0.67)	12.98	14.94	1.39	1.25	0.74	91	11
12-31-2022	16.44	0.06	(3.07)	(3.01)	(0.08)	(1.48)	(1.56)	11.87	(18.20)	1.37	1.23	0.41	109	12
12-31-2021	15.92	0.03	2.06	2.09	(0.07)	(1.50)	(1.57)	16.44	13.10	1.34	1.21	0.17	187	24
12-31-2020	14.43	—[9]	2.35	2.35	(0.05)	(0.81)	(0.86)	15.92	16.33	1.34	1.22	0.02	245	13
Class I
06-30-2025[6]	13.99	0.05	0.97	1.02	—	—	—	15.01	7.29[7]	0.39[8]	0.24[8]	0.75[8]	29	24
12-31-2024	12.86	0.23	1.30	1.53	(0.25)	(0.15)	(0.40)	13.99	11.92	0.38	0.24	1.69	27	13
12-31-2023	11.75	0.23	1.67	1.90	(0.25)	(0.54)	(0.79)	12.86	16.17	0.39	0.24	1.82	28	11
12-31-2022	16.31	0.21	(3.06)	(2.85)	(0.23)	(1.48)	(1.71)	11.75	(17.39)	0.37	0.23	1.48	29	12
12-31-2021	15.80	0.23	2.02	2.25	(0.24)	(1.50)	(1.74)	16.31	14.24	0.34	0.21	1.35	41	24
12-31-2020	14.30	0.18	2.32	2.50	(0.19)	(0.81)	(1.00)	15.80	17.50	0.33	0.21	1.29	35	13
Class R2
06-30-2025[6]	13.94	0.03	0.96	0.99	—	—	—	14.93	7.10[7]	0.78[8]	0.62[8]	0.36[8]	23	24
12-31-2024	12.82	0.17	1.30	1.47	(0.20)	(0.15)	(0.35)	13.94	11.46	0.76	0.63	1.20	23	13
12-31-2023	11.72	0.18	1.66	1.84	(0.20)	(0.54)	(0.74)	12.82	15.71	0.77	0.63	1.47	26	11
12-31-2022	16.27	0.16	(3.06)	(2.90)	(0.17)	(1.48)	(1.65)	11.72	(17.71)	0.76	0.62	1.15	25	12
12-31-2021	15.76	0.17	2.01	2.18	(0.17)	(1.50)	(1.67)	16.27	13.85	0.72	0.60	0.97	31	24
12-31-2020	14.27	0.25	2.18	2.43	(0.13)	(0.81)	(0.94)	15.76	17.09	0.71	0.60	1.71	27	13
Class R4
06-30-2025[6]	14.09	0.04	0.98	1.02	—	—	—	15.11	7.24[7]	0.63[8]	0.38[8]	0.60[8]	3	24
12-31-2024	12.95	0.23	1.29	1.52	(0.23)	(0.15)	(0.38)	14.09	11.76	0.62	0.38	1.62	4	13
12-31-2023	11.83	0.22	1.67	1.89	(0.23)	(0.54)	(0.77)	12.95	15.98	0.63	0.39	1.73	3	11
12-31-2022	16.41	0.18	(3.07)	(2.89)	(0.21)	(1.48)	(1.69)	11.83	(17.54)	0.62	0.38	1.29	3	12
12-31-2021	15.89	0.21	2.02	2.23	(0.21)	(1.50)	(1.71)	16.41	14.13	0.58	0.36	1.18	5	24
12-31-2020	14.37	0.16	2.34	2.50	(0.17)	(0.81)	(0.98)	15.89	17.34	0.57	0.36	1.11	5	13
Class R5
06-30-2025[6]	14.14	0.06	0.98	1.04	—	—	—	15.18	7.36[7]	0.33[8]	0.18[8]	0.81[8]	7	24
12-31-2024	13.00	0.27	1.28	1.55	(0.26)	(0.15)	(0.41)	14.14	11.93	0.32	0.18	1.93	8	13
12-31-2023	11.87	0.22	1.71	1.93	(0.26)	(0.54)	(0.80)	13.00	16.23	0.33	0.19	1.72	6	11
12-31-2022	16.46	0.23	(3.11)	(2.88)	(0.23)	(1.48)	(1.71)	11.87	(17.36)	0.32	0.18	1.64	6	12
12-31-2021	15.93	0.24	2.04	2.28	(0.25)	(1.50)	(1.75)	16.46	14.31	0.28	0.16	1.38	7	24
12-31-2020	14.40	0.18	2.35	2.53	(0.19)	(0.81)	(1.00)	15.93	17.63	0.27	0.16	1.27	8	13
Class R6
06-30-2025[6]	14.01	0.06	0.97	1.03	—	—	—	15.04	7.35[7]	0.28[8]	0.13[8]	0.86[8]	143	24
12-31-2024	12.88	0.26	1.29	1.55	(0.27)	(0.15)	(0.42)	14.01	12.01	0.27	0.13	1.86	134	13
12-31-2023	11.77	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.88	16.25	0.28	0.14	1.98	128	11
12-31-2022	16.33	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.77	(17.27)	0.27	0.13	1.64	118	12
12-31-2021	15.82	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.33	14.33	0.23	0.11	1.42	135	24
12-31-2020	14.31	0.18	2.34	2.52	(0.20)	(0.81)	(1.01)	15.82	17.65	0.22	0.11	1.28	130	13
Class 1
06-30-2025[6]	14.01	0.06	0.97	1.03	—	—	—	15.04	7.35[7]	0.33[8]	0.17[8]	0.81[8]	5,946	24
12-31-2024	12.88	0.24	1.30	1.54	(0.26)	(0.15)	(0.41)	14.01	11.96	0.32	0.18	1.75	6,008	13
12-31-2023	11.77	0.24	1.67	1.91	(0.26)	(0.54)	(0.80)	12.88	16.19	0.32	0.18	1.91	6,139	11
12-31-2022	16.34	0.22	(3.07)	(2.85)	(0.24)	(1.48)	(1.72)	11.77	(17.31)	0.31	0.17	1.57	5,975	12
12-31-2021	15.82	0.23	2.04	2.27	(0.25)	(1.50)	(1.75)	16.34	14.29	0.27	0.15	1.33	8,114	24
12-31-2020	14.31	0.19	2.32	2.51	(0.19)	(0.81)	(1.00)	15.82	17.61	0.26	0.15	1.32	8,235	13
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	14

Financial highlights continued
Multimanager Lifestyle Growth Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2025[6]	13.98	0.06	0.97	1.03	—	—	—	15.01	7.37[7]	0.28[8]	0.12[8]	0.86[8]	416	24
12-31-2024	12.85	0.25	1.30	1.55	(0.27)	(0.15)	(0.42)	13.98	12.05	0.27	0.13	1.84	396	13
12-31-2023	11.74	0.25	1.66	1.91	(0.26)	(0.54)	(0.80)	12.85	16.29	0.27	0.13	1.99	373	11
12-31-2022	16.30	0.23	(3.07)	(2.84)	(0.24)	(1.48)	(1.72)	11.74	(17.31)	0.26	0.12	1.66	338	12
12-31-2021	15.79	0.25	2.02	2.27	(0.26)	(1.50)	(1.76)	16.30	14.37	0.22	0.10	1.43	416	24
12-31-2020	14.28	0.20	2.32	2.52	(0.20)	(0.81)	(1.01)	15.79	17.70	0.21	0.10	1.40	373	13

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-25. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
15	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Balanced Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Balanced Portfolio
Class A
06-30-2025[6]	13.44	0.09	0.74	0.83	(0.09)	—	(0.09)	14.18	6.18[7]	0.69[8]	0.56[8]	1.38[8]	1,709	19
12-31-2024	12.61	0.28	0.89	1.17	(0.29)	(0.05)	(0.34)	13.44	9.28	0.68	0.56	2.10	1,720	14
12-31-2023	11.65	0.27	1.30	1.57	(0.28)	(0.33)	(0.61)	12.61	13.51	0.70	0.57	2.19	1,774	14
12-31-2022	15.57	0.26	(2.81)	(2.55)	(0.27)	(1.10)	(1.37)	11.65	(16.33)	0.68	0.56	1.92	1,748	13
12-31-2021	15.44	0.24	1.47	1.71	(0.26)	(1.32)	(1.58)	15.57	11.07	0.65	0.53	1.47	2,281	30
12-31-2020	14.20	0.19	1.91	2.10	(0.18)	(0.68)	(0.86)	15.44	14.95	0.64	0.52	1.31	2,085	15
Class C
06-30-2025[6]	13.43	0.05	0.73	0.78	(0.04)	—	(0.04)	14.17	5.83[7]	1.39[8]	1.26[8]	0.67[8]	43	19
12-31-2024	12.60	0.17	0.91	1.08	(0.20)	(0.05)	(0.25)	13.43	8.54	1.38	1.26	1.31	48	14
12-31-2023	11.65	0.16	1.31	1.47	(0.19)	(0.33)	(0.52)	12.60	12.64	1.39	1.27	1.33	63	14
12-31-2022	15.56	0.15	(2.79)	(2.64)	(0.17)	(1.10)	(1.27)	11.65	(16.89)	1.38	1.26	1.08	88	13
12-31-2021	15.44	0.10	1.48	1.58	(0.14)	(1.32)	(1.46)	15.56	10.27	1.35	1.24	0.62	170	30
12-31-2020	14.20	0.05	1.95	2.00	(0.08)	(0.68)	(0.76)	15.44	14.15	1.34	1.24	0.34	244	15
Class I
06-30-2025[6]	13.31	0.11	0.73	0.84	(0.11)	—	(0.11)	14.04	6.40[7]	0.39[8]	0.26[8]	1.68[8]	30	19
12-31-2024	12.48	0.32	0.89	1.21	(0.33)	(0.05)	(0.38)	13.31	9.62	0.38	0.26	2.41	27	14
12-31-2023	11.55	0.30	1.27	1.57	(0.31)	(0.33)	(0.64)	12.48	13.79	0.39	0.27	2.44	28	14
12-31-2022	15.45	0.30	(2.79)	(2.49)	(0.31)	(1.10)	(1.41)	11.55	(16.13)	0.38	0.26	2.21	31	13
12-31-2021	15.33	0.30	1.45	1.75	(0.31)	(1.32)	(1.63)	15.45	11.43	0.35	0.23	1.81	43	30
12-31-2020	14.10	0.22	1.91	2.13	(0.22)	(0.68)	(0.90)	15.33	15.33	0.34	0.22	1.55	37	15
Class R2
06-30-2025[6]	13.31	0.09	0.73	0.82	(0.08)	—	(0.08)	14.05	6.20[7]	0.77[8]	0.63[8]	1.30[8]	16	19
12-31-2024	12.49	0.25	0.90	1.15	(0.28)	(0.05)	(0.33)	13.31	9.21	0.76	0.64	1.91	17	14
12-31-2023	11.55	0.26	1.28	1.54	(0.27)	(0.33)	(0.60)	12.49	13.36	0.77	0.65	2.11	21	14
12-31-2022	15.46	0.25	(2.80)	(2.55)	(0.26)	(1.10)	(1.36)	11.55	(16.46)	0.78	0.65	1.83	20	13
12-31-2021	15.34	0.23	1.45	1.68	(0.24)	(1.32)	(1.56)	15.46	11.01	0.72	0.61	1.42	26	30
12-31-2020	14.11	0.27	1.81	2.08	(0.17)	(0.68)	(0.85)	15.34	14.95	0.70	0.60	1.90	23	15
Class R4
06-30-2025[6]	13.39	0.10	0.74	0.84	(0.10)	—	(0.10)	14.13	6.29[7]	0.60[8]	0.37[8]	1.54[8]	4	19
12-31-2024	12.56	0.30	0.89	1.19	(0.31)	(0.05)	(0.36)	13.39	9.50	0.63	0.41	2.25	5	14
12-31-2023	11.61	0.29	1.28	1.57	(0.29)	(0.33)	(0.62)	12.56	13.64	0.63	0.41	2.35	5	14
12-31-2022	15.53	0.28	(2.81)	(2.53)	(0.29)	(1.10)	(1.39)	11.61	(16.24)	0.63	0.40	2.06	6	13
12-31-2021	15.40	0.27	1.46	1.73	(0.28)	(1.32)	(1.60)	15.53	11.28	0.59	0.38	1.61	8	30
12-31-2020	14.17	0.20	1.91	2.11	(0.20)	(0.68)	(0.88)	15.40	15.08	0.57	0.37	1.41	8	15
Class R5
06-30-2025[6]	13.42	0.12	0.74	0.86	(0.11)	—	(0.11)	14.17	6.45[7]	0.33[8]	0.20[8]	1.71[8]	8	19
12-31-2024	12.59	0.32	0.90	1.22	(0.34)	(0.05)	(0.39)	13.42	9.68	0.32	0.20	2.38	10	14
12-31-2023	11.64	0.30	1.30	1.60	(0.32)	(0.33)	(0.65)	12.59	13.82	0.33	0.21	2.44	12	14
12-31-2022	15.56	0.32	(2.82)	(2.50)	(0.32)	(1.10)	(1.42)	11.64	(16.02)	0.32	0.20	2.33	14	13
12-31-2021	15.43	0.30	1.46	1.76	(0.31)	(1.32)	(1.63)	15.56	11.47	0.29	0.18	1.80	17	30
12-31-2020	14.19	0.23	1.92	2.15	(0.23)	(0.68)	(0.91)	15.43	15.36	0.27	0.17	1.65	16	15
Class R6
06-30-2025[6]	13.29	0.12	0.74	0.86	(0.12)	—	(0.12)	14.03	6.46[7]	0.28[8]	0.15[8]	1.79[8]	149	19
12-31-2024	12.47	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.29	9.74	0.27	0.15	2.54	136	14
12-31-2023	11.54	0.32	1.26	1.58	(0.32)	(0.33)	(0.65)	12.47	13.83	0.28	0.16	2.67	132	14
12-31-2022	15.44	0.32	(2.80)	(2.48)	(0.32)	(1.10)	(1.42)	11.54	(15.97)	0.28	0.15	2.35	119	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.54	0.24	0.13	1.91	119	30
12-31-2020	14.10	0.22	1.92	2.14	(0.24)	(0.68)	(0.92)	15.32	15.37	0.22	0.13	1.56	126	15
Class 1
06-30-2025[6]	13.29	0.12	0.73	0.85	(0.11)	—	(0.11)	14.03	6.44[7]	0.33[8]	0.20[8]	1.74[8]	5,282	19
12-31-2024	12.47	0.32	0.89	1.21	(0.34)	(0.05)	(0.39)	13.29	9.70	0.32	0.20	2.46	5,382	14
12-31-2023	11.53	0.31	1.28	1.59	(0.32)	(0.33)	(0.65)	12.47	13.87	0.33	0.21	2.55	5,619	14
12-31-2022	15.43	0.31	(2.79)	(2.48)	(0.32)	(1.10)	(1.42)	11.53	(16.03)	0.32	0.20	2.27	5,540	13
12-31-2021	15.31	0.29	1.46	1.75	(0.31)	(1.32)	(1.63)	15.43	11.50	0.28	0.17	1.79	7,529	30
12-31-2020	14.09	0.23	1.90	2.13	(0.23)	(0.68)	(0.91)	15.31	15.33	0.26	0.16	1.61	7,795	15
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	16

Financial highlights continued
Multimanager Lifestyle Balanced Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2025[6]	13.30	0.12	0.74	0.86	(0.12)	—	(0.12)	14.04	6.46[7]	0.28[8]	0.15[8]	1.79[8]	165	19
12-31-2024	12.48	0.33	0.88	1.21	(0.34)	(0.05)	(0.39)	13.30	9.74	0.27	0.15	2.52	160	14
12-31-2023	11.54	0.32	1.28	1.60	(0.33)	(0.33)	(0.66)	12.48	13.92	0.28	0.16	2.62	157	14
12-31-2022	15.44	0.32	(2.79)	(2.47)	(0.33)	(1.10)	(1.43)	11.54	(15.97)	0.27	0.15	2.34	147	13
12-31-2021	15.32	0.31	1.45	1.76	(0.32)	(1.32)	(1.64)	15.44	11.55	0.23	0.12	1.88	185	30
12-31-2020	14.10	0.24	1.90	2.14	(0.24)	(0.68)	(0.92)	15.32	15.39	0.21	0.11	1.68	170	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-25. Unaudited.
[7] Not annualized.
[8] Annualized.
17	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Moderate Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Moderate Portfolio
Class A
06-30-2025[6]	12.26	0.14	0.52	0.66	(0.14)	—	(0.14)	12.78	5.38[7]	0.70[8]	0.58[8]	2.31[8]	626	16
12-31-2024	11.80	0.35	0.49	0.84	(0.36)	(0.02)	(0.38)	12.26	7.18	0.68	0.58	2.88	629	14
12-31-2023	11.09	0.33	0.89	1.22	(0.34)	(0.17)	(0.51)	11.80	11.11	0.69	0.59	2.89	669	14
12-31-2022	14.05	0.32	(2.30)	(1.98)	(0.33)	(0.65)	(0.98)	11.09	(14.07)	0.68	0.57	2.59	670	14
12-31-2021	14.16	0.29	0.76	1.05	(0.28)	(0.88)	(1.16)	14.05	7.46	0.65	0.56	1.93	867	31
12-31-2020	13.29	0.21	1.34	1.55	(0.21)	(0.47)	(0.68)	14.16	11.83	0.64	0.55	1.61	778	15
Class C
06-30-2025[6]	12.35	0.10	0.51	0.61	(0.09)	—	(0.09)	12.87	5.07[7]	1.40[8]	1.29[8]	1.59[8]	20	16
12-31-2024	11.88	0.26	0.51	0.77	(0.28)	(0.02)	(0.30)	12.35	6.40	1.38	1.29	2.11	23	14
12-31-2023	11.16	0.24	0.91	1.15	(0.26)	(0.17)	(0.43)	11.88	10.37	1.39	1.29	2.08	30	14
12-31-2022	14.13	0.22	(2.30)	(2.08)	(0.24)	(0.65)	(0.89)	11.16	(14.68)	1.38	1.28	1.77	40	14
12-31-2021	14.24	0.16	0.79	0.95	(0.18)	(0.88)	(1.06)	14.13	6.68	1.35	1.26	1.08	72	31
12-31-2020	13.36	0.09	1.38	1.47	(0.12)	(0.47)	(0.59)	14.24	11.05	1.34	1.26	0.69	105	15
Class I
06-30-2025[6]	12.15	0.16	0.52	0.68	(0.16)	—	(0.16)	12.67	5.58[7]	0.40[8]	0.28[8]	2.62[8]	19	16
12-31-2024	11.69	0.39	0.49	0.88	(0.40)	(0.02)	(0.42)	12.15	7.57	0.38	0.28	3.24	18	14
12-31-2023	10.99	0.36	0.89	1.25	(0.38)	(0.17)	(0.55)	11.69	11.45	0.39	0.29	3.18	15	14
12-31-2022	13.94	0.36	(2.29)	(1.93)	(0.37)	(0.65)	(1.02)	10.99	(13.84)	0.38	0.27	2.95	15	14
12-31-2021	14.06	0.34	0.75	1.09	(0.33)	(0.88)	(1.21)	13.94	7.77	0.35	0.26	2.31	15	31
12-31-2020	13.20	0.24	1.34	1.58	(0.25)	(0.47)	(0.72)	14.06	12.17	0.34	0.25	1.83	11	15
Class R2
06-30-2025[6]	12.21	0.14	0.51	0.65	(0.13)	—	(0.13)	12.73	5.36[7]	0.77[8]	0.66[8]	2.24[8]	7	16
12-31-2024	11.75	0.34	0.49	0.83	(0.35)	(0.02)	(0.37)	12.21	7.12	0.77	0.68	2.76	7	14
12-31-2023	11.05	0.32	0.88	1.20	(0.33)	(0.17)	(0.50)	11.75	11.06	0.78	0.68	2.82	8	14
12-31-2022	14.00	0.31	(2.29)	(1.98)	(0.32)	(0.65)	(0.97)	11.05	(14.20)	0.78	0.69	2.47	8	14
12-31-2021	14.11	0.28	0.76	1.04	(0.27)	(0.88)	(1.15)	14.00	7.39	0.73	0.64	1.87	10	31
12-31-2020	13.24	0.29	1.25	1.54	(0.20)	(0.47)	(0.67)	14.11	11.77	0.72	0.64	2.15	9	15
Class R4
06-30-2025[6]	12.16	0.15	0.52	0.67	(0.15)	—	(0.15)	12.68	5.51[7]	0.62[8]	0.41[8]	2.44[8]	—[9]	16
12-31-2024	11.71	0.35	0.51	0.86	(0.39)	(0.02)	(0.41)	12.16	7.34	0.62	0.42	2.89	1	14
12-31-2023	11.01	0.35	0.88	1.23	(0.36)	(0.17)	(0.53)	11.71	11.30	0.63	0.43	3.05	1	14
12-31-2022	13.96	0.30	(2.25)	(1.95)	(0.35)	(0.65)	(1.00)	11.01	(13.95)	0.62	0.42	2.40	1	14
12-31-2021	14.07	0.30	0.77	1.07	(0.30)	(0.88)	(1.18)	13.96	7.68	0.59	0.40	2.05	3	31
12-31-2020	13.21	0.23	1.33	1.56	(0.23)	(0.47)	(0.70)	14.07	12.00	0.58	0.40	1.70	3	15
Class R5
06-30-2025[6]	12.16	0.16	0.52	0.68	(0.16)	—	(0.16)	12.68	5.61[7]	0.33[8]	0.22[8]	2.68[8]	12	16
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.62	0.33	0.23	3.24	11	14
12-31-2023	11.00	0.38	0.87	1.25	(0.38)	(0.17)	(0.55)	11.70	11.49	0.33	0.23	3.29	12	14
12-31-2022	13.95	0.37	(2.30)	(1.93)	(0.37)	(0.65)	(1.02)	11.00	(13.78)	0.32	0.22	2.97	10	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.82	0.29	0.20	2.24	8	31
12-31-2020	13.21	0.27	1.32	1.59	(0.26)	(0.47)	(0.73)	14.07	12.22	0.28	0.20	2.00	9	15
Class R6
06-30-2025[6]	12.13	0.17	0.50	0.67	(0.16)	—	(0.16)	12.64	5.57[7]	0.29[8]	0.18[8]	2.77[8]	51	16
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.69	0.28	0.18	3.33	39	14
12-31-2023	10.97	0.39	0.87	1.26	(0.39)	(0.17)	(0.56)	11.67	11.58	0.28	0.18	3.41	37	14
12-31-2022	13.92	0.38	(2.30)	(1.92)	(0.38)	(0.65)	(1.03)	10.97	(13.77)	0.27	0.17	3.10	30	14
12-31-2021	14.04	0.32	0.78	1.10	(0.34)	(0.88)	(1.22)	13.92	7.89	0.24	0.15	2.20	28	31
12-31-2020	13.18	0.26	1.33	1.59	(0.26)	(0.47)	(0.73)	14.04	12.30	0.23	0.15	1.93	38	15
Class 1
06-30-2025[6]	12.16	0.16	0.52	0.68	(0.16)	—	(0.16)	12.68	5.61[7]	0.33[8]	0.22[8]	2.67[8]	1,326	16
12-31-2024	11.70	0.39	0.50	0.89	(0.41)	(0.02)	(0.43)	12.16	7.63	0.32	0.22	3.24	1,359	14
12-31-2023	11.00	0.37	0.88	1.25	(0.38)	(0.17)	(0.55)	11.70	11.51	0.33	0.23	3.25	1,456	14
12-31-2022	13.95	0.37	(2.29)	(1.92)	(0.38)	(0.65)	(1.03)	11.00	(13.77)	0.31	0.21	2.95	1,473	14
12-31-2021	14.07	0.33	0.76	1.09	(0.33)	(0.88)	(1.21)	13.95	7.83	0.28	0.20	2.23	1,942	31
12-31-2020	13.21	0.25	1.34	1.59	(0.26)	(0.47)	(0.73)	14.07	12.23	0.27	0.19	1.92	2,056	15
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	18

Financial highlights continued
Multimanager Lifestyle Moderate Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 5
06-30-2025[6]	12.13	0.17	0.50	0.67	(0.16)	—	(0.16)	12.64	5.57[7]	0.28[8]	0.17[8]	2.73[8]	55	16
12-31-2024	11.67	0.40	0.49	0.89	(0.41)	(0.02)	(0.43)	12.13	7.70	0.27	0.17	3.30	53	14
12-31-2023	10.98	0.38	0.87	1.25	(0.39)	(0.17)	(0.56)	11.67	11.49	0.28	0.18	3.31	55	14
12-31-2022	13.92	0.37	(2.28)	(1.91)	(0.38)	(0.65)	(1.03)	10.98	(13.68)	0.26	0.16	3.01	55	14
12-31-2021	14.04	0.34	0.76	1.10	(0.34)	(0.88)	(1.22)	13.92	7.90	0.23	0.15	2.33	70	31
12-31-2020	13.18	0.26	1.34	1.60	(0.27)	(0.47)	(0.74)	14.04	12.32	0.22	0.14	1.98	65	15

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-25. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $500,000.
19	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Multimanager Lifestyle Conservative Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Multimanager Lifestyle Conservative Portfolio
Class A
06-30-2025[6]	11.75	0.20	0.34	0.54	(0.19)	—	(0.19)	12.10	4.62[7]	0.71[8]	0.61[8]	3.33[8]	574	13
12-31-2024	11.55	0.43	0.22	0.65	(0.44)	(0.01)	(0.45)	11.75	5.64	0.71	0.61	3.61	584	16
12-31-2023	11.00	0.40	0.56	0.96	(0.41)	—[9]	(0.41)	11.55	8.84	0.71	0.61	3.52	643	15
12-31-2022	13.31	0.39	(2.00)	(1.61)	(0.39)	(0.31)	(0.70)	11.00	(12.02)	0.70	0.60	3.23	667	14
12-31-2021	13.65	0.32	0.12	0.44	(0.32)	(0.46)	(0.78)	13.31	3.17	0.67	0.58	2.29	866	32
12-31-2020	13.02	0.25	0.95	1.20	(0.31)	(0.26)	(0.57)	13.65	9.43	0.68	0.58	1.90	769	20
Class C
06-30-2025[6]	11.75	0.15	0.35	0.50	(0.15)	—	(0.15)	12.10	4.27[7]	1.41[8]	1.32[8]	2.62[8]	15	13
12-31-2024	11.55	0.34	0.22	0.56	(0.35)	(0.01)	(0.36)	11.75	4.90	1.41	1.32	2.85	16	16
12-31-2023	11.01	0.31	0.56	0.87	(0.33)	—[9]	(0.33)	11.55	8.09	1.41	1.32	2.72	22	15
12-31-2022	13.31	0.29	(1.97)	(1.68)	(0.31)	(0.31)	(0.62)	11.01	(12.73)	1.40	1.31	2.41	32	14
12-31-2021	13.65	0.20	0.14	0.34	(0.22)	(0.46)	(0.68)	13.31	2.52	1.37	1.28	1.46	61	32
12-31-2020	13.03	0.13	0.97	1.10	(0.22)	(0.26)	(0.48)	13.65	8.65	1.38	1.29	0.98	84	20
Class I
06-30-2025[6]	11.73	0.21	0.34	0.55	(0.21)	—	(0.21)	12.07	4.70[7]	0.41[8]	0.31[8]	3.65[8]	11	13
12-31-2024	11.52	0.46	0.23	0.69	(0.47)	(0.01)	(0.48)	11.73	6.05	0.41	0.31	3.91	10	16
12-31-2023	10.98	0.42	0.56	0.98	(0.44)	—[9]	(0.44)	11.52	9.09	0.41	0.31	3.73	12	15
12-31-2022	13.28	0.42	(1.98)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.76)	0.40	0.30	3.51	16	14
12-31-2021	13.62	0.36	0.12	0.48	(0.36)	(0.46)	(0.82)	13.28	3.56	0.37	0.28	2.62	23	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.69	0.38	0.28	2.23	18	20
Class R2
06-30-2025[6]	11.73	0.19	0.34	0.53	(0.19)	—	(0.19)	12.07	4.51[7]	0.78[8]	0.68[8]	3.28[8]	5	13
12-31-2024	11.52	0.41	0.24	0.65	(0.43)	(0.01)	(0.44)	11.73	5.68	0.77	0.68	3.51	5	16
12-31-2023	10.98	0.39	0.55	0.94	(0.40)	—[9]	(0.40)	11.52	8.70	0.77	0.68	3.48	7	15
12-31-2022	13.28	0.38	(1.99)	(1.61)	(0.38)	(0.31)	(0.69)	10.98	(12.09)	0.77	0.68	3.16	6	14
12-31-2021	13.62	0.30	0.13	0.43	(0.31)	(0.46)	(0.77)	13.28	3.18	0.71	0.63	2.18	8	32
12-31-2020	13.01	0.33	0.84	1.17	(0.30)	(0.26)	(0.56)	13.62	9.26	0.75	0.67	2.53	9	20
Class R4
06-30-2025[6]	11.72	0.20	0.34	0.54	(0.20)	—	(0.20)	12.06	4.63[7]	0.65[8]	0.46[8]	3.48[8]	2	13
12-31-2024	11.51	0.45	0.23	0.68	(0.46)	(0.01)	(0.47)	11.72	5.91	0.65	0.46	3.86	2	16
12-31-2023	10.97	0.41	0.56	0.97	(0.43)	—[9]	(0.43)	11.51	8.93	0.65	0.46	3.69	1	15
12-31-2022	13.27	0.41	(1.99)	(1.58)	(0.41)	(0.31)	(0.72)	10.97	(11.90)	0.64	0.45	3.39	2	14
12-31-2021	13.62	0.32	0.13	0.45	(0.34)	(0.46)	(0.80)	13.27	3.33	0.62	0.43	2.35	2	32
12-31-2020	12.99	0.26	0.96	1.22	(0.33)	(0.26)	(0.59)	13.62	9.61	0.62	0.43	1.97	3	20
Class R5
06-30-2025[6]	11.72	0.22	0.34	0.56	(0.21)	—	(0.21)	12.07	4.82[7]	0.34[8]	0.25[8]	3.69[8]	1	13
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.03	0.35	0.26	3.98	1	16
12-31-2023	10.98	0.42	0.57	0.99	(0.45)	—[9]	(0.45)	11.52	9.24	0.35	0.26	3.75	2	15
12-31-2022	13.28	0.43	(1.99)	(1.56)	(0.43)	(0.31)	(0.74)	10.98	(11.79)	0.34	0.25	3.56	2	14
12-31-2021	13.62	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.28	3.61	0.32	0.23	2.66	3	32
12-31-2020	13.00	0.29	0.94	1.23	(0.35)	(0.26)	(0.61)	13.62	9.74	0.31	0.23	2.24	3	20
Class R6
06-30-2025[6]	11.71	0.22	0.34	0.56	(0.21)	—	(0.21)	12.06	4.85[7]	0.30[8]	0.21[8]	3.77[8]	30	13
12-31-2024	11.51	0.48	0.21	0.69	(0.48)	(0.01)	(0.49)	11.71	6.08	0.30	0.21	4.10	27	16
12-31-2023	10.97	0.46	0.53	0.99	(0.45)	—[9]	(0.45)	11.51	9.20	0.30	0.21	4.08	25	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.67)	0.29	0.20	3.63	15	14
12-31-2021	13.61	0.37	0.12	0.49	(0.37)	(0.46)	(0.83)	13.27	3.67	0.27	0.18	2.65	18	32
12-31-2020	12.99	0.28	0.96	1.24	(0.36)	(0.26)	(0.62)	13.61	9.80	0.27	0.18	2.15	21	20
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	20

Financial highlights continued
Multimanager Lifestyle Conservative Portfolio (continued)
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1,2]	Net realized and unrealized gain (loss) on investments ($)	Total from investment operations ($)	From net investment income ($)	From net realized gain ($)	Total distributions ($)	Net asset value, end of period ($)	Total return (%)[3,4]	Expenses before reductions (%)[5]	Expenses including reductions (%)[5]	Net investment income (loss) (%)[2]	Net assets, end of period (in millions)	Portfolio turnover (%)
Class 1
06-30-2025[6]	11.72	0.22	0.33	0.55	(0.21)	—	(0.21)	12.06	4.74[7]	0.34[8]	0.25[8]	3.70[8]	956	13
12-31-2024	11.52	0.47	0.22	0.69	(0.48)	(0.01)	(0.49)	11.72	6.12	0.34	0.25	3.98	968	16
12-31-2023	10.97	0.43	0.57	1.00	(0.45)	—[9]	(0.45)	11.52	9.15	0.35	0.25	3.87	1,046	15
12-31-2022	13.27	0.43	(1.98)	(1.55)	(0.44)	(0.31)	(0.75)	10.97	(11.72)	0.33	0.24	3.59	1,112	14
12-31-2021	13.62	0.36	0.12	0.48	(0.37)	(0.46)	(0.83)	13.27	3.55	0.31	0.22	2.58	1,444	32
12-31-2020	12.99	0.29	0.96	1.25	(0.36)	(0.26)	(0.62)	13.62	9.85	0.30	0.22	2.20	1,599	20

[1] Based on average daily shares outstanding.
[2] Net investment income is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
[3] Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4] Does not reflect the effect of sales charges, if any.
[5] Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio.
[6] Six months ended 6-30-25. Unaudited.
[7] Not annualized.
[8] Annualized.
[9] Less than $0.005 per share.
21	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, five of which are presented in this report (collectively, Multimanager Lifestyle Portfolios, or the portfolios and individually, the portfolio).  The portfolios operate as “funds of funds” that may invest in affiliated underlying funds of the Trust, other funds in the John Hancock group of funds complex, non-John Hancock funds and certain other permitted investments.
The portfolios may offer multiple classes of shares. The shares currently offered by the portfolios are detailed in the Statements of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R2, Class R4 and Class R5 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class 5 shares are available only to the John Hancock Freedom 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The investment objectives of portfolios are as follows:
Multimanager Lifestyle Aggressive Portfolio
To seek long-term growth of capital. Current income is not a consideration.
Multimanager Lifestyle Growth Portfolio
To seek long-term growth of capital. Current income is also a consideration.
Multimanager Lifestyle Balanced Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Multimanager Lifestyle Moderate Portfolio
To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.
Multimanager Lifestyle Conservative Portfolio
To seek a high level of current income with some consideration given to growth of capital.
On June 26, 2025, the Board of Trustees of the Multimanager Lifestyle Portfolios approved a change to the portfolios’ fiscal year end from December 31 to August 31, effective August 31, 2025.
The accounting policies of the underlying funds in which the portfolios invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements.  These are available on the Securities and Exchange Commission (SEC) website at sec.gov.  John Hancock underlying funds’ shareholder reports are also available without charge by calling 800-225-5291 or visiting jhinvestments.com. The underlying funds are not covered by this report.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the portfolios’ valuation designee.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	22

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The portfolios use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of June 30, 2025, by major security category or type:
	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,197,629,280	$3,197,629,280	—	—
Common stocks	52,570	—	—	$52,570
U.S. Government and Agency obligations	20,974,366	—	$20,974,366	—
Warrants	47	—	47	—
Short-term investments	56,419	56,419	—	—
Total investments in securities	$3,218,712,682	$3,197,685,699	$20,974,413	$52,570

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$8,283,783,628	$8,283,783,628	—	—
Common stocks	119,433	—	—	$119,433
U.S. Government and Agency obligations	215,160,174	—	$215,160,174	—
Warrants	112	—	112	—
Short-term investments	160,691	160,691	—	—
Total investments in securities	$8,499,224,038	$8,283,944,319	$215,160,286	$119,433

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$7,048,067,268	$7,048,067,268	—	—
Common stocks	74,006	—	—	$74,006
U.S. Government and Agency obligations	355,631,174	—	$355,631,174	—
Warrants	89	—	89	—
Short-term investments	149,633	149,633	—	—
Total investments in securities	$7,403,922,170	$7,048,216,901	$355,631,263	$74,006

Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
23	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

	Total value at 6-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio (continued)
Affiliated investment companies	$1,980,395,872	$1,980,395,872	—	—
Common stocks	12,412	—	—	$12,412
U.S. Government and Agency obligations	136,133,846	—	$136,133,846	—
Short-term investments	48,237	48,237	—	—
Total investments in securities	$2,116,590,367	$1,980,444,109	$136,133,846	$12,412

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$1,439,066,801	$1,439,066,801	—	—
U.S. Government and Agency obligations	155,149,702	—	$155,149,702	—
Short-term investments	41,969	41,969	—	—
Total investments in securities	$1,594,258,472	$1,439,108,770	$155,149,702	—
Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.
Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the portfolios may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the portfolios may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Capital gain distributions from underlying funds are recorded on ex-date and reflected as realized gains. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolio becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation. Return of capital distributions from underlying funds, if any, are treated as a reduction of cost.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Portfolios that invest internationally generally carry more risk than portfolios that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The portfolios may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the portfolios’ understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the portfolios as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The portfolios may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios’ custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end, if any, are presented under the caption Due to custodian in the Statements of assets and liabilities.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	24

Line of credit. The portfolios and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, a portfolio can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of each line of credit, is charged to each participating portfolio based on an asset-based allocation and is reflected in Other expenses on the Statements of operations. For the six months ended June 30, 2025, the portfolios had no borrowings under the line of credit.
Commitment fees for the six months ended June 30, 2025 were as follows:
Portfolio	Commitment fee
Multimanager Lifestyle Aggressive Portfolio	$8,442
Multimanager Lifestyle Growth Portfolio	21,974
Multimanager Lifestyle Balanced Portfolio	19,394
Multimanager Lifestyle Moderate Portfolio	5,740
Multimanager Lifestyle Conservative Portfolio	4,390
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and each portfolio’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of December 31, 2024, certain portfolios have capital loss carryforwards available to offset future net realized capital gains. The following table details the capital loss carryforwards available as of December 31, 2024:
	No Expiration Date
Portfolio	Short Term	Long Term
Multimanager Lifestyle Conservative Portfolio	$3,049,222	$36,413,304
As of December 31, 2024, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
For federal income tax purposes, the costs of investments owned on June 30, 2025, including short-term investments, were as follows:
Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Multimanager Lifestyle Aggressive Portfolio	$2,518,029,288	$706,607,256	$(5,923,862)	$700,683,394
Multimanager Lifestyle Growth Portfolio	7,063,825,551	1,509,889,737	(74,491,250)	1,435,398,487
Multimanager Lifestyle Balanced Portfolio	6,589,011,805	944,278,893	(129,368,528)	814,910,365
Multimanager Lifestyle Moderate Portfolio	2,034,683,400	148,641,225	(66,734,258)	81,906,967
Multimanager Lifestyle Conservative Portfolio	1,645,314,453	11,750,128	(62,806,109)	(51,055,981)
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Multimanager Lifestyle Aggressive Portfolio and Multimanager Lifestyle Growth Portfolio generally declare and pay dividends and capital gain distributions, if any, at least annually. The Multimanager Lifestyle Balanced Portfolio, Multimanager Lifestyle Moderate Portfolio and Multimanager Lifestyle Conservative Portfolio generally declare and pay dividends quarterly and capital gain distributions, if any, at least annually.
Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the portfolios’ financial statements as a return of capital. The final determination of tax characteristics of the portfolios’ distribution will occur at the end of the year and will subsequently be reported to shareholders. Short-term gains from underlying funds are treated as ordinary income for tax purposes.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.
25	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor as detailed below. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirect, wholly owned subsidiary of MFC and an affiliate of the Advisor. The portfolios are not responsible for payment of the subadvisory fees.
The management fee has two components: (1) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (2) a fee on assets invested in investments other than a fund of JHF II or JHF III (Other assets). Aggregate net assets include the net assets of the portfolios, similar portfolios of John Hancock Variable Insurance Trust (JHVIT), and similar portfolios of the Trust. JHVIT funds are advised by an affiliate of the Advisor, John Hancock Variable Trust Advisers LLC and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.
Management fees are determined in accordance with the following schedule:
	First $7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Assets in a fund of the Trust or JHF III	0.050%	0.040%
Other assets	0.500%	0.490%
The Advisor had contractually agreed to waive and/or reimburse all class-specific expenses for Class A and Class I shares of the portfolios to the extent they exceeded 0.41% and 0.11%, respectively, of average net assets on an annualized basis attributable to the class (the class expense waiver). The class expense waiver expired on April 30, 2025.
The Advisor had contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which “Other expenses” of a portfolio exceeded 0.05% of the average annual net assets (on an annualized basis) of the portfolio. “Other expenses” means all of the expenses of a portfolio, excluding certain expenses such as management fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio’s business, class-specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The expense limitation agreement expired on April 30, 2025.
Additionally, the Advisor voluntarily agreed to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the portfolio’s first $7.5 billion of average net assets and 0.49% of the portfolio’s average net assets in excess of $7.5 billion. This voluntary waiver may be amended or terminated at any time by the Advisor upon notice to the portfolio.
For the six months ended June 30, 2025, the expense reductions under these agreements amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:
	Expense reimbursement by class
Portfolio	Class A	Class C	Class I	Class R2	Class R4	Class R5	Class R6	Class 1	Class 5	Total
Multimanager Lifestyle Aggressive Portfolio	$497,521	$24,633	$6,795	$11,084	$1,012	$3,556	$60,258	$2,086,227	—	$2,691,086
Multimanager Lifestyle Growth Portfolio	1,417,411	55,301	21,801	16,730	2,016	5,354	104,327	4,456,946	$302,646	6,382,532
Multimanager Lifestyle Balanced Portfolio	1,128,286	29,088	18,745	10,159	2,457	5,104	91,200	3,401,699	103,438	4,790,176
Multimanager Lifestyle Moderate Portfolio	350,597	11,393	10,457	3,947	286	6,283	24,905	723,185	29,167	1,160,220
Multimanager Lifestyle Conservative Portfolio	272,926	6,967	5,051	2,289	849	532	12,780	435,080	—	736,474
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended June 30, 2025, were equivalent to a net annual effective rate of the portfolio’s average daily net assets as follows:
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Aggressive Portfolio	0.08%
Multimanager Lifestyle Growth Portfolio	0.09%
Multimanager Lifestyle Balanced Portfolio	0.11%
Portfolio	Net Annual Effective Rate
Multimanager Lifestyle Moderate Portfolio	0.13%
Multimanager Lifestyle Conservative Portfolio	0.16%

| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	26

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended June 30, 2025, amounted to an annual rate of 0.02% of the portfolios’ average daily net assets.
Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for certain classes as detailed below, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios’ shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class R5	—	0.05%
Class 1	0.05%	—
The portfolios’ Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares. The current waiver agreement expires on April 30, 2026, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to the following for Class R4 shares for the six months ended June 30, 2025:
Portfolio	Class R4
Multimanager Lifestyle Aggressive Portfolio	$583
Multimanager Lifestyle Growth Portfolio	1,314
Multimanager Lifestyle Balanced Portfolio	1,886
Portfolio	Class R4
Multimanager Lifestyle Moderate Portfolio	$262
Multimanager Lifestyle Conservative Portfolio	925

Sales charges. Class A shares are assessed up-front sales charges of up to 4.50% of net asset value for such shares. The following table summarizes the net up-front sales charges received by the Distributor during the six months ended June 30, 2025:
	Multimanager Lifestyle Aggressive Portfolio	Multimanager Lifestyle Growth Portfolio	Multimanager Lifestyle Balanced Portfolio	Multimanager Lifestyle Moderate Portfolio	Multimanager Lifestyle Conservative Portfolio
Total sales charges	$66,392	$205,499	$123,821	$49,946	$35,393
Retained for printing prospectus, advertising and sales literature	7,753	24,513	13,940	4,884	2,240
Sales commission to unrelated broker-dealers	58,639	180,986	109,881	45,062	33,153
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $250,000 or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended June 30, 2025, CDSCs received by the Distributor for Class A and Class C shares were as follows:
Portfolio	Class A	Class C
Multimanager Lifestyle Aggressive Portfolio	$1,862	$2,597
Multimanager Lifestyle Growth Portfolio	8,903	3,850
Multimanager Lifestyle Balanced Portfolio	4,342	2,245
Multimanager Lifestyle Moderate Portfolio	8,007	603
Multimanager Lifestyle Conservative Portfolio	5,448	470
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
27	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Class level expenses. Class level expenses for the six months ended June 30, 2025 were as follows:
Portfolio	Class	Distribution and service fees	Transfer agent fees
Multimanager Lifestyle Aggressive Portfolio	Class A	$841,423	$323,579
	Class C	142,407	16,432
	Class I	—	4,416
	Class R2	32,195	328
	Class R4	1,976	30
	Class R5	1,020	105
	Class R6	—	1,781
	Class 1	602,005	—
	Total	$1,621,026	$346,671
Multimanager Lifestyle Growth Portfolio	Class A	$2,688,292	$1,033,919
	Class C	359,536	41,490
	Class I	—	15,892
	Class R2	53,562	557
	Class R4	4,596	67
	Class R5	1,738	178
	Class R6	—	3,469
	Class 1	1,446,411	—
	Total	$4,554,135	$1,095,572
Multimanager Lifestyle Balanced Portfolio	Class A	$2,502,952	$962,711
	Class C	222,258	25,653
	Class I	—	15,967
	Class R2	37,507	398
	Class R4	6,063	96
	Class R5	1,850	200
	Class R6	—	3,561
	Class 1	1,296,836	—
	Total	$4,067,466	$1,008,586
Multimanager Lifestyle Moderate Portfolio	Class A	$919,897	$353,832
	Class C	103,723	11,972
	Class I	—	10,528
	Class R2	17,277	184
	Class R4	884	13
	Class R5	2,775	292
	Class R6	—	1,150
	Class 1	328,066	—
	Total	$1,372,622	$377,971
Multimanager Lifestyle Conservative Portfolio	Class A	$853,468	$328,285
	Class C	75,929	8,764
	Class I	—	6,069
	Class R2	11,839	128
	Class R4	3,239	47
	Class R5	235	30
	Class R6	—	713
	Class 1	236,745	—
	Total	$1,181,455	$344,036
Trustee expenses. The portfolios compensate each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on their net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	28

Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the portfolios, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the portfolios to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The portfolios’ activity in this program during the period for which loans were outstanding was as follows:
Portfolio	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Multimanager Lifestyle Growth Portfolio	Borrower	$10,100,000	5	4.805%	$(6,740)
Note 5—Portfolio share transactions
Transactions in portfolios’ shares for the six months ended June 30, 2025 and for the year ended December 31, 2024 were as follows:
Multimanager Lifestyle Aggressive Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,037,778	$15,233,692	2,028,051	$28,999,360
Distributions reinvested	—	—	1,004,231	14,661,793
Repurchased	(2,754,869)	(40,504,183)	(5,858,632)	(84,017,931)
Net decrease	(1,717,091)	$(25,270,491)	(2,826,350)	$(40,356,778)
Class C shares
Sold	149,833	$2,189,980	289,141	$4,149,703
Distributions reinvested	—	—	39,072	572,008
Repurchased	(372,993)	(5,476,374)	(813,981)	(11,593,084)
Net decrease	(223,160)	$(3,286,394)	(485,768)	$(6,871,373)
Class I shares
Sold	89,143	$1,297,385	201,223	$2,857,001
Distributions reinvested	—	—	12,562	182,526
Repurchased	(101,802)	(1,462,436)	(253,641)	(3,629,332)
Net decrease	(12,659)	$(165,051)	(39,856)	$(589,805)
Class R2 shares
Sold	43,552	$622,168	116,219	$1,643,196
Distributions reinvested	—	—	23,720	342,043
Repurchased	(162,003)	(2,387,866)	(154,704)	(2,222,029)
Net decrease	(118,451)	$(1,765,698)	(14,765)	$(236,790)
Class R4 shares
Sold	16,950	$251,995	6,530	$92,123
Distributions reinvested	—	—	2,153	31,197
Repurchased	(9,379)	(136,185)	(26,208)	(380,128)
Net increase (decrease)	7,571	$115,810	(17,525)	$(256,808)
Class R5 shares
Sold	12,032	$176,246	29,337	$420,784
Distributions reinvested	—	—	8,367	121,744
Repurchased	(27,250)	(397,638)	(62,718)	(879,655)
Net decrease	(15,218)	$(221,392)	(25,014)	$(337,127)
Class R6 shares
Sold	675,811	$9,954,552	1,302,777	$18,674,660
Distributions reinvested	—	—	125,047	1,816,939
Repurchased	(583,768)	(8,575,332)	(2,128,562)	(30,231,171)
Net increase (decrease)	92,043	$1,379,220	(700,738)	$(9,739,572)
29	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Aggressive Portfolio , Cont’d	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	562,597	$8,192,727	1,484,458	$21,474,370
Distributions reinvested	—	—	5,048,887	73,158,368
Repurchased	(12,964,245)	(190,372,769)	(23,338,031)	(332,771,213)
Net decrease	(12,401,648)	$(182,180,042)	(16,804,686)	$(238,138,475)
Total net decrease	(14,388,613)	$(211,394,038)	(20,914,702)	$(296,526,728)

Multimanager Lifestyle Growth Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,876,433	$40,978,626	7,136,332	$99,198,189
Distributions reinvested	—	—	3,225,188	45,571,918
Repurchased	(10,359,746)	(147,178,253)	(20,426,259)	(284,584,603)
Net decrease	(7,483,313)	$(106,199,627)	(10,064,739)	$(139,814,496)
Class C shares
Sold	262,505	$3,719,022	521,058	$7,205,262
Distributions reinvested	—	—	99,242	1,402,290
Repurchased	(932,436)	(13,254,338)	(2,218,178)	(30,632,270)
Net decrease	(669,931)	$(9,535,316)	(1,597,878)	$(22,024,718)
Class I shares
Sold	518,208	$7,316,124	878,639	$12,243,935
Distributions reinvested	—	—	53,457	748,400
Repurchased	(575,468)	(8,142,539)	(1,150,488)	(16,052,062)
Net decrease	(57,260)	$(826,415)	(218,392)	$(3,059,727)
Class R2 shares
Sold	50,515	$707,974	120,018	$1,641,539
Distributions reinvested	—	—	39,423	549,957
Repurchased	(154,057)	(2,168,859)	(604,283)	(8,497,021)
Net decrease	(103,542)	$(1,460,885)	(444,842)	$(6,305,525)
Class R4 shares
Sold	7,133	$102,287	29,535	$409,758
Distributions reinvested	—	—	7,294	102,848
Repurchased	(104,358)	(1,465,642)	(14,967)	(215,272)
Net increase (decrease)	(97,225)	$(1,363,355)	21,862	$297,334
Class R5 shares
Sold	21,205	$305,089	266,725	$3,838,959
Distributions reinvested	—	—	15,757	223,114
Repurchased	(99,734)	(1,421,871)	(197,505)	(2,813,919)
Net increase (decrease)	(78,529)	$(1,116,782)	84,977	$1,248,154
Class R6 shares
Sold	1,331,005	$18,919,336	2,627,085	$36,823,881
Distributions reinvested	—	—	239,636	3,359,700
Repurchased	(1,338,254)	(18,918,170)	(3,249,691)	(45,385,065)
Net increase (decrease)	(7,249)	$1,166	(382,970)	$(5,201,484)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	30

Multimanager Lifestyle Growth Portfolio , Cont’d	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	355,224	$4,985,396	1,023,771	$14,228,010
Distributions reinvested	—	—	12,252,212	171,776,011
Repurchased	(33,822,809)	(481,398,910)	(61,089,867)	(847,031,124)
Net decrease	(33,467,585)	$(476,413,514)	(47,813,884)	$(661,027,103)
Class 5 shares
Sold	292,401	$4,089,532	639,267	$8,931,803
Distributions reinvested	—	—	823,525	11,521,115
Repurchased	(911,328)	(12,899,468)	(2,162,705)	(29,968,890)
Net decrease	(618,927)	$(8,809,936)	(699,913)	$(9,515,972)
Total net decrease	(42,583,561)	$(605,724,664)	(61,115,779)	$(845,403,537)

Multimanager Lifestyle Balanced Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,544,309	$34,659,059	6,150,219	$81,987,939
Distributions reinvested	774,012	10,676,135	3,212,142	43,206,841
Repurchased	(10,803,790)	(146,493,960)	(22,082,866)	(293,248,712)
Net decrease	(7,485,469)	$(101,158,766)	(12,720,505)	$(168,053,932)
Class C shares
Sold	213,730	$2,897,075	304,152	$4,022,280
Distributions reinvested	9,371	129,361	66,837	898,547
Repurchased	(744,892)	(10,080,323)	(1,783,209)	(23,626,782)
Net decrease	(521,791)	$(7,053,887)	(1,412,220)	$(18,705,955)
Class I shares
Sold	589,417	$7,905,088	972,726	$12,788,481
Distributions reinvested	15,151	207,038	54,352	724,089
Repurchased	(531,094)	(7,169,953)	(1,252,906)	(16,475,854)
Net increase (decrease)	73,474	$942,173	(225,828)	$(2,963,284)
Class R2 shares
Sold	62,496	$838,600	125,224	$1,645,060
Distributions reinvested	6,653	90,952	31,214	416,153
Repurchased	(209,455)	(2,812,331)	(564,929)	(7,556,840)
Net decrease	(140,306)	$(1,882,779)	(408,491)	$(5,495,627)
Class R4 shares
Sold	10,177	$138,525	30,431	$404,663
Distributions reinvested	1,848	25,381	9,824	131,641
Repurchased	(126,465)	(1,702,825)	(78,415)	(1,037,440)
Net decrease	(114,440)	$(1,538,919)	(38,160)	$(501,136)
Class R5 shares
Sold	26,839	$366,312	62,272	$823,473
Distributions reinvested	4,332	59,712	22,597	303,490
Repurchased	(248,036)	(3,363,562)	(273,920)	(3,707,259)
Net decrease	(216,865)	$(2,937,538)	(189,051)	$(2,580,296)
31	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Balanced Portfolio , Cont’d	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,567,243	$21,087,183	2,031,651	$26,913,221
Distributions reinvested	74,997	1,023,510	258,425	3,440,212
Repurchased	(1,283,503)	(17,153,940)	(2,622,494)	(34,747,029)
Net increase (decrease)	358,737	$4,956,753	(332,418)	$(4,393,596)
Class 1 shares
Sold	934,338	$12,548,379	1,803,688	$23,690,323
Distributions reinvested	3,152,438	42,992,337	11,916,755	158,519,880
Repurchased	(32,419,788)	(435,731,868)	(59,349,178)	(782,325,123)
Net decrease	(28,333,012)	$(380,191,152)	(45,628,735)	$(600,114,920)
Class 5 shares
Sold	182,918	$2,438,902	370,919	$4,876,072
Distributions reinvested	99,566	1,359,417	354,119	4,714,451
Repurchased	(532,915)	(7,158,702)	(1,290,152)	(17,052,390)
Net decrease	(250,431)	$(3,360,383)	(565,114)	$(7,461,867)
Total net decrease	(36,630,103)	$(492,224,498)	(61,520,522)	$(810,270,613)

Multimanager Lifestyle Moderate Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,308,908	$16,222,652	3,506,560	$43,013,750
Distributions reinvested	522,517	6,559,460	1,579,681	19,426,917
Repurchased	(4,161,863)	(51,533,576)	(10,490,706)	(128,166,542)
Net decrease	(2,330,438)	$(28,751,464)	(5,404,465)	$(65,725,875)
Class C shares
Sold	70,230	$874,908	240,582	$2,937,387
Distributions reinvested	11,791	149,098	47,454	587,140
Repurchased	(366,662)	(4,561,994)	(935,087)	(11,485,874)
Net decrease	(284,641)	$(3,537,988)	(647,051)	$(7,961,347)
Class I shares
Sold	301,165	$3,691,769	993,599	$12,036,293
Distributions reinvested	16,464	204,927	47,535	579,568
Repurchased	(268,796)	(3,305,515)	(807,165)	(9,871,455)
Net increase	48,833	$591,181	233,969	$2,744,406
Class R2 shares
Sold	17,914	$221,391	39,868	$483,239
Distributions reinvested	6,049	75,628	18,658	228,395
Repurchased	(44,021)	(549,016)	(154,473)	(1,919,492)
Net decrease	(20,058)	$(251,997)	(95,947)	$(1,207,858)
Class R4 shares
Sold	2,015	$24,842	10,217	$123,636
Distributions reinvested	470	5,852	2,253	27,426
Repurchased	(22,691)	(275,432)	(43,152)	(529,143)
Net decrease	(20,206)	$(244,738)	(30,682)	$(378,081)
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	32

Multimanager Lifestyle Moderate Portfolio , Cont’d	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	66,309	$806,096	148,151	$1,805,314
Distributions reinvested	11,842	147,507	33,223	405,113
Repurchased	(80,335)	(988,776)	(283,462)	(3,426,645)
Net decrease	(2,184)	$(35,173)	(102,088)	$(1,216,218)
Class R6 shares
Sold	1,300,660	$16,012,911	1,092,783	$13,300,360
Distributions reinvested	41,821	519,117	90,285	1,098,409
Repurchased	(535,546)	(6,542,334)	(1,158,973)	(14,063,628)
Net increase	806,935	$9,989,694	24,095	$335,141
Class 1 shares
Sold	858,752	$10,559,869	2,420,703	$29,789,749
Distributions reinvested	1,348,060	16,777,393	3,983,075	48,579,811
Repurchased	(9,381,689)	(115,574,377)	(19,003,849)	(229,978,639)
Net decrease	(7,174,877)	$(88,237,115)	(12,600,071)	$(151,609,079)
Class 5 shares
Sold	129,857	$1,598,593	189,162	$2,263,592
Distributions reinvested	56,674	703,512	158,430	1,927,507
Repurchased	(208,584)	(2,539,504)	(663,895)	(8,028,490)
Net decrease	(22,053)	$(237,399)	(316,303)	$(3,837,391)
Total net decrease	(8,998,689)	$(110,714,999)	(18,938,543)	$(228,856,302)

Multimanager Lifestyle Conservative Portfolio	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,146,216	$25,387,887	5,329,076	$62,804,121
Distributions reinvested	727,106	8,704,775	1,841,294	21,710,533
Repurchased	(5,099,020)	(60,527,657)	(13,146,794)	(154,655,074)
Net decrease	(2,225,698)	$(26,434,995)	(5,976,424)	$(70,140,420)
Class C shares
Sold	76,775	$908,853	99,784	$1,170,560
Distributions reinvested	15,509	185,711	45,952	541,629
Repurchased	(227,231)	(2,691,421)	(721,008)	(8,461,741)
Net decrease	(134,947)	$(1,596,857)	(575,272)	$(6,749,552)
Class I shares
Sold	239,471	$2,839,570	369,386	$4,334,547
Distributions reinvested	14,533	173,556	35,495	417,605
Repurchased	(232,403)	(2,749,493)	(517,183)	(6,073,348)
Net increase (decrease)	21,601	$263,633	(112,302)	$(1,321,196)
Class R2 shares
Sold	14,858	$175,999	33,358	$390,768
Distributions reinvested	6,582	78,642	17,123	201,480
Repurchased	(27,775)	(327,838)	(199,673)	(2,346,609)
Net decrease	(6,335)	$(73,197)	(149,192)	$(1,754,361)
33	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Multimanager Lifestyle Conservative Portfolio , Cont’d	Six Months Ended 6-30-25		Year Ended 12-31-24
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	3,267	$38,726	34,567	$402,779
Distributions reinvested	2,570	30,683	6,426	75,564
Repurchased	(17,401)	(206,736)	(3,106)	(37,077)
Net increase (decrease)	(11,564)	$(137,327)	37,887	$441,266
Class R5 shares
Sold	7,998	$95,079	92,456	$1,094,792
Distributions reinvested	1,706	20,370	4,767	56,236
Repurchased	(16,435)	(194,243)	(132,104)	(1,565,911)
Net decrease	(6,731)	$(78,794)	(34,881)	$(414,883)
Class R6 shares
Sold	424,525	$5,031,353	1,198,596	$14,105,286
Distributions reinvested	31,601	377,038	61,361	721,100
Repurchased	(331,920)	(3,909,740)	(1,088,569)	(12,757,953)
Net increase	124,206	$1,498,651	171,388	$2,068,433
Class 1 shares
Sold	1,800,188	$21,334,333	3,524,993	$41,317,302
Distributions reinvested	1,412,950	16,863,406	3,497,679	41,123,493
Repurchased	(6,536,243)	(77,475,756)	(15,214,866)	(178,662,228)
Net decrease	(3,323,105)	$(39,278,017)	(8,192,194)	$(96,221,433)
Total net decrease	(5,562,573)	$(65,836,903)	(14,830,990)	$(174,092,146)
Affiliates of the Trust owned shares of the following classes of the portfolios on June 30, 2025. Such concentration of shareholders’ capital could have a material effect on the portfolios if such shareholders redeem from the portfolios.
Portfolio	Class	% by Class
Multimanager Lifestyle Aggressive Portfolio	Class R6	4%
Multimanager Lifestyle Aggressive Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class R6	2%
Multimanager Lifestyle Growth Portfolio	Class 1	100%
Multimanager Lifestyle Growth Portfolio	Class 5	100%
Multimanager Lifestyle Balanced Portfolio	Class 1	100%
Multimanager Lifestyle Balanced Portfolio	Class 5	100%
Multimanager Lifestyle Moderate Portfolio	Class 1	100%
Multimanager Lifestyle Moderate Portfolio	Class 5	100%
Multimanager Lifestyle Conservative Portfolio	Class 1	100%
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended June 30, 2025:
	Purchases		Sales
Portfolio	U.S. Government	Other issuers	U.S. Government	Other issuers
Multimanager Lifestyle Aggressive Portfolio	$4,703,704	$866,462,663	$20,616,174	$1,054,890,428
Multimanager Lifestyle Growth Portfolio	57,348,608	1,968,217,419	154,559,949	2,438,695,936
Multimanager Lifestyle Balanced Portfolio	96,592,560	1,294,059,854	230,419,865	1,649,003,536
Multimanager Lifestyle Moderate Portfolio	37,770,604	300,087,458	67,139,498	381,400,542
Multimanager Lifestyle Conservative Portfolio	44,063,281	163,392,037	53,268,147	220,221,271
Note 7—Investment in affiliated underlying funds
The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each affiliated underlying funds’ net assets. At June 30, 2025, the following portfolios held 5% or more of the net assets of the affiliated underlying funds shown below:
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	34

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
Multimanager Lifestyle Aggressive Portfolio
	JHF II Mid Value Fund	16.5%
	JHF Diversified Real Assets Fund	15.7%
	JHF Mid Cap Growth Fund	11.5%
	JHF II Capital Appreciation Value Fund	11.1%
	JHF Emerging Markets Equity Fund	10.9%
	JHF II International Small Company Fund	10.8%
	JHF International Dynamic Growth Fund	9.0%
	JHF II International Strategic Equity Allocation Fund	6.9%
	JHF II Blue Chip Growth Fund	6.7%
	JHF Small Cap Core Fund	6.6%
	JHF Disciplined Value International Fund	5.3%
	JHF Fundamental Large Cap Core Fund	5.0%
Multimanager Lifestyle Growth Portfolio
	JHF II Mid Value Fund	36.2%
	JHF Diversified Real Assets Fund	34.1%
	JHF II Global Equity Fund	32.4%
	JHF II Capital Appreciation Value Fund	27.3%
	JHF Mid Cap Growth Fund	24.8%
	JHF II International Small Company Fund	22.7%
	JHF Emerging Markets Equity Fund	21.9%
	JHF International Dynamic Growth Fund	18.1%
	JHF II Blue Chip Growth Fund	15.6%
	JHF II International Strategic Equity Allocation Fund	15.1%
	JHF Small Cap Core Fund	13.5%
	JHF II Floating Rate Income Fund	12.6%
	JHF II Emerging Markets Debt Fund	12.1%
	JHF Disciplined Value International Fund	12.1%
	JHF II U.S. Sector Rotation Fund	9.5%
	JHF Short Duration Bond Fund	9.4%
	JHF Diversified Macro Fund	8.9%
	JHF Fundamental Large Cap Core Fund	8.7%
	JHF II Strategic Income Opportunities Fund	7.6%
	JHF High Yield Fund	7.5%
	JHF III Disciplined Value Fund	5.2%
Multimanager Lifestyle Balanced Portfolio
	JHF II Multi-Asset High Income Fund	33.5%
	JHF II Capital Appreciation Value Fund	29.8%
	JHF II Global Equity Fund	27.5%
	JHF II Mid Value Fund	23.8%
	JHF II Floating Rate Income Fund	22.3%
	JHF Diversified Real Assets Fund	21.8%
	JHF II Emerging Markets Debt Fund	21.3%
	JHF Short Duration Bond Fund	18.9%
	JHF II Strategic Income Opportunities Fund	16.3%
	JHF Mid Cap Growth Fund	15.9%
	JHF II Core Bond Fund	15.4%
	JHF High Yield Fund	13.1%
	JHF Emerging Markets Equity Fund	13.0%
	JHF International Dynamic Growth Fund	11.8%
	JHF II International Small Company Fund	10.8%
	JHF II U.S. Sector Rotation Fund	9.8%
	JHF Diversified Macro Fund	9.3%
	JHF II Blue Chip Growth Fund	8.8%
	JHF II International Strategic Equity Allocation Fund	8.6%
	JHF Small Cap Core Fund	7.9%
35	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio	Affiliated Fund	Percentage of underlying fund net assets
	JHF Disciplined Value International Fund	7.8%
Multimanager Lifestyle Moderate Portfolio
	JHF II Multi-Asset High Income Fund	29.0%
	JHF II Core Bond Fund	12.4%
	JHF II Floating Rate Income Fund	9.6%
	JHF II Emerging Markets Debt Fund	9.2%
	JHF Short Duration Bond Fund	9.1%
	JHF II Capital Appreciation Value Fund	8.5%
	JHF II Global Equity Fund	7.1%
	JHF High Yield Fund	5.7%
	JHF II Strategic Income Opportunities Fund	5.6%
Multimanager Lifestyle Conservative Portfolio
	JHF II Multi-Asset High Income Fund	28.7%
	JHF II Core Bond Fund	13.8%
	JHF Short Duration Bond Fund	9.9%
	JHF II Floating Rate Income Fund	9.7%
	JHF II Emerging Markets Debt Fund	9.3%
	JHF High Yield Fund	5.7%
	JHF II Strategic Income Opportunities Fund	5.1%
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	5,868,911	$206,879,041	$148,181,367	$(5,532,852)	$(53,945)	$35,526,937	—	—	$385,000,548
Capital Appreciation	—	105,713,157	1,009,973	(99,954,151)	34,562,603	(41,331,582)	—	—	—
Capital Appreciation Value	13,969,998	80,374,600	50,857,790	(5,280,174)	(339,546)	7,940,509	—	—	133,553,179
Disciplined Value	17,102,830	143,928,656	240,969,967	(1,374,214)	(201,201)	27,657,797	—	—	410,981,005
Disciplined Value International	17,522,739	167,990,071	66,828,438	(3,478,475)	(1,212)	54,457,047	—	—	285,795,869
Diversified Macro	3,464,290	32,063,816	1,077,576	(1,967,231)	(179,029)	(1,444,738)	—	—	29,550,394
Diversified Real Assets	10,723,745	146,076,529	—	(26,575,826)	2,668,193	9,518,692	—	—	131,687,588
Emerging Markets Debt	1,946,239	15,779,694	1,292,143	(2,040,064)	(18,784)	245,522	$476,452	—	15,258,511
Emerging Markets Equity	13,651,013	162,513,759	—	(33,386,860)	(790,919)	12,952,009	—	—	141,287,989
Equity Income	—	223,960,964	487,475	(227,087,247)	76,159,550	(73,520,742)	487,475	—	—
Financial Industries	—	28,201,083	—	(28,737,582)	5,584,330	(5,047,831)	—	—	—
Fundamental Large Cap Core	4,032,667	248,351,754	49,302,973	(8,409,352)	(328,600)	6,314,775	—	—	295,231,550
Global Equity	—	40,200,170	—	(40,513,657)	5,859,783	(5,546,296)	—	—	—
Global Thematic Opportunities	—	39,032,550	—	(39,993,279)	2,419,224	(1,458,495)	—	—	—
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	36

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Health Sciences	—	$30,311,434	—	$(31,098,877)	$(1,534,878)	$2,322,321	—	—	—
High Yield	2,469,599	7,955,465	$541,850	(981,766)	(78,556)	119,980	$250,415	—	$7,556,973
International Dynamic Growth	14,144,185	65,071,183	131,001,393	(1,791,570)	(72,695)	21,914,843	—	—	216,123,154
International Growth	—	90,834,485	—	(96,693,611)	24,983,804	(19,124,678)	—	—	—
International Small Company	1,090,423	85,490,055	—	(77,490,607)	14,866,309	(9,649,834)	—	—	13,215,923
International Strategic Equity Allocation	25,741,361	239,830,283	31,283,846	(21,292,419)	556,691	43,845,360	—	—	294,223,761
John Hancock Collateral Trust	5,641	2,856	16,749,181	(16,695,190)	(428)	—	2,963	—	56,419
Mid Cap Growth	7,423,143	169,813,582	7,242,934	(40,041,323)	1,074,601	6,364,565	—	—	144,454,359
Mid Value	14,612,702	234,292,503	815,281	(12,770,954)	121,825	(4,729,392)	—	—	217,729,263
Multifactor Emerging Markets ETF	2,207,522	56,439,391	16,555,688	(16,769,491)	824,712	7,387,267	618,634	—	64,437,567
Science & Technology	—	25,347,597	—	(23,913,217)	4,156,952	(5,591,332)	—	—	—
Short Duration Bond	6,768,199	53,857,270	17,664,525	(8,315,211)	(73,494)	555,665	1,449,347	—	63,688,755
Small Cap Core	9,281,250	127,293,238	47,650,865	(17,516,406)	(1,728,881)	(6,177,883)	—	—	149,520,933
Small Cap Dynamic Growth	—	65,422,549	—	(61,741,263)	9,385,929	(13,067,215)	—	—	—
Small Cap Value	—	72,678,818	7,504,810	(69,356,473)	2,315,901	(13,143,056)	44,780	$7,460,030	—
U.S. Sector Rotation	15,386,498	192,673,063	46,193,769	(50,786,278)	(1,887,609)	12,139,014	—	—	198,331,959
					$178,250,630	$49,429,229	$3,330,066	$7,460,030	$3,197,685,699
Multimanager Lifestyle Growth Portfolio
Blue Chip Growth	13,604,629	$444,590,792	$385,989,225	$(24,213,410)	$(261,943)	$86,358,982	—	—	$892,463,646
Bond	39,539,564	555,805,989	25,294,305	(54,940,789)	(9,794,119)	20,581,896	$12,320,685	—	536,947,282
Capital Appreciation	—	265,448,026	587,041	(249,459,250)	82,025,237	(98,601,054)	—	—	—
Capital Appreciation Value	34,340,392	355,090,130	7,739,329	(54,211,489)	(4,138,535)	23,814,717	—	—	328,294,152
Disciplined Value	38,926,185	321,880,662	551,408,622	—	—	62,106,942	—	—	935,396,226
Disciplined Value International	39,969,016	356,975,517	172,805,520	(1,886,354)	—	123,999,969	—	—	651,894,652
Diversified Macro	13,749,428	87,121,394	42,475,700	(5,348,895)	(514,303)	(6,451,273)	—	—	117,282,623
Diversified Real Assets	23,255,509	312,895,752	—	(53,575,387)	5,697,818	20,559,472	—	—	285,577,655
Emerging Markets Debt	17,270,174	147,647,599	4,223,981	(18,497,172)	(3,770,969)	5,794,723	4,223,981	—	135,398,162
37	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Emerging Markets Equity	27,462,641	$322,205,005	—	$(62,364,066)	$(4,230,444)	$28,627,841	—	—	$284,238,336
Equity Income	—	487,412,963	$1,037,293	(494,597,854)	164,043,955	(157,896,357)	$1,037,294	—	—
Financial Industries	—	67,572,077	—	(68,863,651)	13,669,108	(12,377,534)	—	—	—
Floating Rate Income	16,295,285	130,376,993	5,616,225	(10,939,863)	(257,033)	(1,115,110)	4,538,041	—	123,681,212
Fundamental Global Franchise	—	82,223,720	—	(83,432,530)	3,639,328	(2,430,518)	—	—	—
Fundamental Large Cap Core	6,987,094	431,525,492	88,948,382	(18,522,420)	(722,872)	10,296,566	—	—	511,525,148
Global Equity	19,224,717	150,798,551	84,157,549	(10,861,980)	361,518	21,043,996	—	—	245,499,634
Global Thematic Opportunities	—	80,245,122	—	(82,235,637)	5,198,445	(3,207,930)	—	—	—
Health Sciences	—	72,269,832	—	(74,132,335)	(2,779,894)	4,642,397	—	—	—
High Yield	34,745,131	111,793,926	3,592,012	(9,737,054)	(1,053,633)	1,724,851	3,479,486	—	106,320,102
International Dynamic Growth	28,375,563	108,921,714	281,385,324	—	—	43,271,563	—	—	433,578,601
International Growth	—	176,899,563	—	(188,208,635)	48,490,968	(37,181,896)	—	—	—
International Small Company	2,295,950	178,638,323	—	(161,707,983)	38,031,475	(27,134,907)	—	—	27,826,908
International Strategic Equity Allocation	56,332,925	518,641,495	74,039,381	(45,651,328)	1,136,885	95,718,899	—	—	643,885,332
John Hancock Collateral Trust	16,065	6,949	2,616,199	(2,462,451)	(6)	—	647	—	160,691
Mid Cap Growth	16,012,900	359,138,284	6,494,059	(70,604,410)	7,765,785	8,817,308	—	—	311,611,026
Mid Value	32,102,543	509,576,591	5,785,481	(27,165,832)	126,752	(9,995,105)	—	—	478,327,887
Multifactor Emerging Markets ETF	4,446,851	178,633,866	225,723	(65,242,030)	3,479,620	12,706,402	1,246,264	—	129,803,581
Science & Technology	—	58,910,269	—	(55,581,079)	10,512,324	(13,841,514)	—	—	—
Short Duration Bond	13,372,130	109,144,973	26,146,288	(10,420,266)	(30,281)	991,034	3,076,018	—	125,831,748
Small Cap Core	19,087,205	284,990,463	67,691,861	(27,756,593)	(2,177,077)	(15,253,784)	—	—	307,494,870
Small Cap Dynamic Growth	—	120,468,262	—	(114,191,445)	17,731,190	(24,008,007)	—	—	—
Small Cap Value	—	141,467,558	14,249,626	(135,198,441)	3,594,112	(24,112,855)	85,025	$14,164,601	—
Strategic Income Opportunities	20,339,894	214,632,704	4,720,966	(16,305,345)	(436,430)	4,651,627	4,000,441	—	207,263,522
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	38

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	35,969,071	$468,184,210	$113,603,525	$(142,842,411)	$(2,693,893)	$27,389,892	—	—	$463,641,323
					$372,643,088	$169,491,233	$34,007,882	$14,164,601	$8,283,944,319
Multimanager Lifestyle Balanced Portfolio
Blue Chip Growth	7,646,328	$248,016,484	$226,320,462	$(20,853,386)	$(269,377)	$48,384,934	—	—	$501,599,117
Bond	51,518,067	723,147,542	23,368,862	(60,642,710)	(10,403,465)	24,145,123	$15,971,434	—	699,615,352
Capital Appreciation	—	139,724,929	866,582	(131,814,779)	54,526,222	(63,302,954)	—	—	—
Capital Appreciation Value	37,459,548	336,885,346	16,796,907	(16,435,257)	(1,264,313)	22,130,596	—	—	358,113,279
Core Bond	24,706,476	280,692,602	12,657,853	(28,528,379)	(3,596,507)	9,557,408	4,846,280	—	270,782,977
Disciplined Value	23,092,620	184,854,558	333,806,526	(181,175)	(4,415)	36,440,167	—	—	554,915,661
Disciplined Value International	25,733,007	262,403,797	81,133,052	(7,051,238)	(17,081)	83,236,806	—	—	419,705,336
Diversified Macro	14,383,649	76,222,414	57,936,036	(4,130,756)	(389,186)	(6,945,980)	—	—	122,692,528
Diversified Real Assets	14,902,582	207,226,643	611,268	(42,061,738)	4,749,515	12,478,020	—	—	183,003,708
Emerging Markets Debt	30,390,144	241,045,405	11,400,440	(17,629,218)	(3,723,891)	7,165,989	7,400,440	—	238,258,725
Emerging Markets Equity	16,370,627	182,543,591	2,182,776	(30,111,398)	1,129,988	13,691,030	—	—	169,435,987
Equity Income	—	276,449,717	552,386	(281,243,566)	114,480,345	(110,238,882)	552,387	—	—
Financial Industries	—	51,379,806	—	(52,366,497)	10,610,541	(9,623,850)	—	—	—
Floating Rate Income	28,845,179	228,035,868	10,472,317	(17,135,976)	(331,945)	(2,105,353)	8,033,133	—	218,934,911
Fundamental Global Franchise	—	66,641,210	—	(67,622,936)	3,208,284	(2,226,558)	—	—	—
Fundamental Large Cap Core	3,699,367	228,313,455	53,883,637	(16,179,755)	(772,377)	5,585,732	—	—	270,830,692
Global Equity	16,334,234	147,396,159	52,570,350	(9,419,916)	190,729	17,850,847	—	—	208,588,169
Global Shareholder Yield	—	28,491,532	—	(29,028,392)	7,464,784	(6,927,924)	—	—	—
Global Thematic Opportunities	—	35,160,252	—	(36,036,888)	2,548,426	(1,671,790)	—	—	—
Health Sciences	—	58,107,864	—	(59,643,948)	(3,207,629)	4,743,713	—	—	—
High Yield	61,094,938	195,540,757	6,807,111	(16,543,913)	(1,860,054)	3,006,609	6,137,381	—	186,950,510
International Dynamic Growth	18,515,326	76,990,599	177,270,769	—	—	28,652,817	—	—	282,914,185
International Growth	—	132,938,499	—	(141,375,402)	36,425,997	(27,989,094)	—	—	—
International Small Company	1,094,027	83,742,262	—	(75,628,351)	20,858,554	(15,712,860)	—	—	13,259,605
39	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
International Strategic Equity Allocation	31,842,723	$299,908,442	$36,761,548	$(27,768,119)	$818,587	$54,241,871	—	—	$363,962,329
John Hancock Collateral Trust	14,960	21,115	3,393,439	(3,264,902)	(19)	—	$659	—	149,633
Mid Cap Growth	10,261,439	215,162,651	11,589,688	(37,805,031)	7,211,540	3,528,754	—	—	199,687,602
Mid Value	21,116,029	328,736,326	9,399,128	(17,592,157)	57,255	(5,971,722)	—	—	314,628,830
Multi-Asset High Income	3,748,992	38,005,978	1,056,510	(2,929,252)	(88,195)	1,332,413	982,845	—	37,377,454
Multifactor Emerging Markets ETF	2,644,895	113,993,330	234,303	(46,738,068)	2,404,079	7,310,841	742,199	—	77,204,485
Science & Technology	—	44,123,293	—	(41,583,595)	7,688,076	(10,227,774)	—	—	—
Short Duration Bond	26,740,605	255,460,982	20,990,171	(26,698,367)	(1,982,138)	3,858,447	6,310,721	—	251,629,095
Small Cap Core	11,186,553	177,147,758	33,581,285	(18,563,879)	(1,632,252)	(10,317,545)	—	—	180,215,367
Small Cap Dynamic Growth	—	72,673,719	—	(69,136,463)	18,437,906	(21,975,162)	—	—	—
Small Cap Value	—	98,743,049	10,117,668	(94,311,665)	(1,926,965)	(12,622,087)	60,370	$10,057,298	—
Strategic Income Opportunities	43,470,612	460,191,585	11,064,222	(37,290,289)	(1,031,466)	10,031,479	8,566,565	—	442,965,531
U.S. Sector Rotation	37,299,909	429,853,959	90,628,000	(66,921,079)	(1,420,812)	28,655,765	—	—	480,795,833
					$258,888,741	$118,169,826	$59,604,414	$10,057,298	$7,048,216,901
Multimanager Lifestyle Moderate Portfolio
Blue Chip Growth	1,106,991	$40,781,401	$31,929,758	$(7,549,475)	$122,764	$7,334,141	—	—	$72,618,589
Bond	19,724,263	278,778,569	6,871,630	(22,965,073)	(4,014,790)	9,185,150	$6,072,099	—	267,855,486
Capital Appreciation	—	23,367,184	261,348	(22,169,111)	8,014,514	(9,473,935)	—	—	—
Capital Appreciation Value	10,697,124	89,472,121	12,110,027	(5,212,728)	(273,632)	6,168,720	—	—	102,264,508
Core Bond	19,989,186	229,130,820	6,029,417	(20,804,907)	(3,234,760)	7,960,903	3,916,690	—	219,081,473
Disciplined Value	4,136,112	35,821,732	61,437,940	(4,940,837)	(149,226)	7,221,160	—	—	99,390,769
Disciplined Value International	4,462,525	46,571,475	12,642,511	(768,164)	(12,636)	14,350,589	—	—	72,783,775
Diversified Macro	4,250,844	21,672,566	18,155,593	(1,477,751)	(25,263)	(2,065,445)	—	—	36,259,700
Diversified Real Assets	3,056,623	40,114,280	883,377	(7,104,698)	653,977	2,988,393	—	—	37,535,329
Emerging Markets Debt	13,123,700	104,415,742	3,289,092	(6,295,777)	(1,311,092)	2,791,841	3,173,202	—	102,889,806
Emerging Markets Equity	2,505,192	21,002,229	6,711,397	(4,135,918)	134,335	2,216,696	—	—	25,928,739
Equity Income	—	52,330,205	108,349	(53,195,641)	21,846,499	(21,089,412)	108,350	—	—
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	40

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Floating Rate Income	12,465,186	$97,299,730	$4,266,667	$(5,933,593)	$(496,158)	$(525,881)	$3,450,500	—	$94,610,765
Fundamental Global Franchise	—	21,329,958	230,361	(21,887,892)	1,125,165	(797,592)	—	—	—
Fundamental Large Cap Core	661,222	42,444,642	10,686,526	(5,342,994)	(293,967)	913,881	—	—	48,408,088
Global Equity	4,240,863	43,273,157	9,163,687	(3,038,661)	98,187	4,659,452	—	—	54,155,822
Global Shareholder Yield	—	12,350,249	—	(12,582,364)	5,228,903	(4,996,788)	—	—	—
High Yield	26,376,653	83,435,291	2,664,237	(5,901,067)	(660,271)	1,174,368	2,634,110	—	80,712,558
Infrastructure	—	8,246,024	—	(8,376,357)	2,686,537	(2,556,204)	—	—	—
International Dynamic Growth	3,666,928	—	51,279,160	—	—	4,751,501	—	—	56,030,661
International Growth	—	43,480,154	—	(46,257,336)	10,098,648	(7,321,466)	—	—	—
International Small Company	236,125	17,801,420	—	(16,032,704)	3,180,548	(2,087,429)	—	—	2,861,835
International Strategic Equity Allocation	6,323,499	62,012,698	3,905,365	(4,808,663)	223,721	10,944,469	—	—	72,277,590
John Hancock Collateral Trust	4,823	1,173	1,059,263	(1,012,185)	(13)	(1)	330	—	48,237
Mid Cap Growth	2,288,437	43,279,629	7,565,198	(8,790,674)	982,627	1,496,203	—	—	44,532,983
Mid Value	3,638,007	54,127,402	3,654,739	(2,595,041)	3,123	(983,917)	—	—	54,206,306
Multi-Asset High Income	3,237,122	32,433,964	844,839	(2,080,183)	(58,773)	1,134,256	844,839	—	32,274,103
Multifactor Emerging Markets ETF	406,195	21,086,414	105,691	(10,701,190)	344,774	1,021,143	113,962	—	11,856,832
Short Duration Bond	12,893,450	123,878,282	6,555,537	(10,001,996)	(692,880)	1,588,425	3,074,166	—	121,327,368
Small Cap Core	1,623,533	12,508,172	16,051,714	(1,473,902)	(225,558)	(705,305)	—	—	26,155,121
Small Cap Dynamic Growth	—	18,582,630	—	(17,448,468)	3,172,899	(4,307,061)	—	—	—
Small Cap Value	—	20,531,470	2,237,218	(19,546,318)	287,124	(3,509,494)	13,349	$2,223,868	—
Strategic Income Opportunities	14,825,389	154,995,427	2,981,572	(9,991,076)	(266,315)	3,351,111	2,903,604	—	151,070,719
U.S. Sector Rotation	7,238,708	82,792,782	17,464,505	(11,989,984)	(435,204)	5,474,848	—	—	93,306,947
					$46,053,807	$36,307,320	$26,305,201	$2,223,868	$1,980,444,109
Multimanager Lifestyle Conservative Portfolio
Blue Chip Growth	267,372	$9,537,413	$8,975,508	$(2,881,346)	$44,813	$1,863,182	—	—	$17,539,570
Bond	21,071,215	290,249,834	7,507,380	(16,969,566)	(3,035,385)	8,394,840	$6,446,169	—	286,147,103
Capital Appreciation	—	5,369,234	97,631	(5,134,177)	53,889	(386,577)	—	—	—
41	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value	4,563,684	$34,560,452	$10,383,726	$(3,930,105)	$(33,860)	$2,648,606	—	—	$43,628,819
Core Bond	22,150,766	246,476,887	5,958,844	(14,691,954)	(2,420,401)	7,449,022	$4,349,989	—	242,772,398
Disciplined Value	953,975	7,571,086	15,496,870	(1,754,684)	(78,430)	1,689,188	—	—	22,924,030
Disciplined Value International	1,512,094	15,961,406	4,817,564	(1,228,414)	29,374	5,082,319	—	—	24,662,249
Emerging Markets Debt	13,193,937	104,603,258	3,371,156	(6,003,336)	(1,075,870)	2,545,261	3,206,219	—	103,440,469
Emerging Markets Equity	773,188	16,011,209	141,011	(8,909,481)	330,610	429,143	—	—	8,002,492
Equity Income	—	12,211,998	20,695	(12,487,687)	5,821,943	(5,566,949)	20,695	—	—
Floating Rate Income	12,567,899	96,947,475	3,957,191	(4,491,020)	(383,866)	(639,427)	3,483,234	—	95,390,353
Fundamental Global Franchise	—	8,063,799	82,500	(8,269,827)	498,649	(375,121)	—	—	—
Fundamental Large Cap Core	294,073	8,425,747	16,659,955	(3,729,673)	(279,739)	452,804	—	—	21,529,094
Global Equity	1,758,626	13,557,854	9,084,507	(2,181,921)	59,927	1,937,286	—	—	22,457,653
Global Shareholder Yield	—	9,687,732	—	(9,846,225)	4,275,160	(4,116,667)	—	—	—
High Yield	26,592,764	83,509,946	2,736,444	(5,387,829)	(407,229)	922,527	2,659,665	—	81,373,859
Infrastructure	—	25,889,594	—	(26,252,061)	8,389,217	(8,026,750)	—	—	—
International Dynamic Growth	1,193,675	373,301	16,239,360	—	—	1,626,693	—	—	18,239,354
International Growth	—	13,889,659	58,459	(14,840,747)	2,853,642	(1,961,013)	—	—	—
International Strategic Equity Allocation	3,742,327	35,838,017	3,029,874	(2,628,675)	212,311	6,323,269	—	—	42,774,796
John Hancock Collateral Trust	4,196	3,237	1,609,749	(1,571,005)	(12)	—	295	—	41,969
Mid Cap Growth	847,815	17,000,173	3,264,907	(4,861,882)	641,287	453,994	—	—	16,498,479
Mid Value	1,329,789	20,870,347	2,445,874	(3,188,572)	(62,821)	(250,971)	—	—	19,813,857
Multi-Asset High Income	3,213,209	32,386,186	847,631	(2,273,362)	(58,086)	1,133,329	847,631	—	32,035,698
Short Duration Bond	14,093,392	138,322,868	3,847,339	(10,519,776)	(747,119)	1,715,505	3,432,897	—	132,618,817
Small Cap Core	878,160	—	16,090,918	(1,891,342)	(248,628)	196,205	—	—	14,147,153
Small Cap Dynamic Growth	—	14,005,110	—	(13,044,319)	1,433,090	(2,393,881)	—	—	—
Small Cap Value	—	15,223,696	1,760,883	(14,440,840)	(1,149,517)	(1,394,222)	10,507	$1,750,375	—
Strategic Income Opportunities	13,447,665	138,920,077	2,787,780	(7,474,985)	(194,007)	2,992,846	2,634,445	—	137,031,711
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	42

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
U.S. Sector Rotation	4,347,467	$40,073,397	$23,728,034	$(10,907,467)	$(217,752)	$3,362,635	—	—	$56,038,847
					$14,251,190	$26,107,076	$27,091,746	$1,750,375	$1,439,108,770
Note 8—Segment reporting
The management committee of the Advisor acts as the portfolios’ chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. Each portfolio represents a single operating segment, as the CODM monitors and assesses the operating results of the portfolio as a whole, and the portfolio’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the portfolio’s subadvisor. Segment assets are reflected in the Statements of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statements of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from portfolio share transactions”, and Financial highlights, which includes total return and income and expense ratios.
43	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Funds II (the Trust) of the Advisory Agreement (the Advisory Agreement) and the Subadvisory Agreement (the Subadvisory Agreement) with respect to each of the portfolios of the Trust included in this report (the Funds). The Advisory and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-29, 2025. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At meetings held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act (the Independent Trustees), reapproved for an annual period, the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to each of the Funds in this report.
In considering the Advisory Agreement and the Subadvisory Agreement with respect to each Fund, the Board received in advance of the meetings a variety of materials relating to each Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar funds prepared by an independent third-party provider of fund data; performance information for the Funds’ benchmark indices; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the Funds and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Funds, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Funds they manage. The information received and considered by the Board both in conjunction with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the Funds by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and the Subadvisor in providing services to the Funds. In addition, although the Board approved the renewal of the Agreements for all of the Funds at the June meeting, the Board considered each Fund separately.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.
Nature, Extent and Quality of Services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Funds, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Funds’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the Fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the Funds including entrepreneurial risk in sponsoring new Funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all Funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	44

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)the background, qualifications and skills of the Advisor’s personnel;
(c)the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Funds, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the Funds, and bringing loss recovery actions on behalf of the Funds;
(e)the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Funds;
(f)the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the Funds; and
(g)the Advisor’s reputation and experience in serving as an investment adviser to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Funds.
Investment Performance. In considering each Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds’ performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)reviewed information prepared by management regarding the Funds’ performance;
(b)considered the comparative performance of each Fund’s respective benchmark;
(c)considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data; and
(d)took into account the Advisor’s analysis of each Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board reviewed each Fund’s performance and concluded that the performance of the Funds has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the longer-term with certain exceptions noted in Appendix A.  In such cases, the Board considered the steps the Advisor has taken or plans to take to address performance and concluded that such performance is being monitored or reasonably addressed.
Fees and Expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data including, among other data, each Fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund in light of the nature, extent and quality of the management and subadvisory services provided by the Advisor and the Subadvisor. The Board considered each Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing each Fund’s contractual and net management fees to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board noted that the Advisor continued advisory and subadvisory fee reductions in the past year with respect to several Funds. The Board also took into account that management had agreed to implement an overall fee waiver across the complex, which is discussed below. The Board also noted management’s discussion of the Funds’ expenses, as well as certain actions taken over the past several years to reduce the Funds’ operating expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to a Fund and the services they provide to other such comparable clients or funds. The Board concluded that the advisory fee paid with respect to each of the Funds is reasonable in light of the nature, extent and quality of the services provided the Funds under the Advisory Agreement.
In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for each Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
45	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Profitability/Fall Out Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor that is affiliated with the Advisor) from the Advisor’s relationship with the Trust, the Board:
(a)reviewed financial information of the Advisor;
(b)reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates, of each Fund;
(c)received and reviewed profitability information with respect to the John Hancock fund complex as a whole and with respect to each Fund;
(d)received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)considered that the Advisor also provides administrative services to the Funds on a cost basis pursuant to an administrative services agreement;
(g)noted that the Funds’ Subadvisor is an affiliate of the Advisor;
(h)noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Funds;
(i)noted that the subadvisory fees for the Funds are paid by the Advisor;
(j)with respect to each Fund, the Board noted that the advisory fee is in addition to the fees received by the Advisor and its affiliates with regard to the underlying portfolios in which the Funds may invest;
(k)considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the mutual fund industry; and
(l)considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor, which are affiliated with the Advisor), from their relationship with each Fund was reasonable and not excessive.
Economies of Scale. In considering the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:
(a)considered that with respect to the John Hancock underlying portfolios in which the Funds invest, the Advisor has agreed to waive a portion of its management fee for such fund and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios (the Reimbursement). This waiver is based upon the aggregate net assets of all the Participating Portfolios. The Board also noted that the Advisor had implemented additional breakpoints to the complex-wide fee waiver in recent years. The Funds that are not Participating Portfolios as of the date of this annual report are each Fund and each other of the funds of funds of the Trust and John Hancock Variable Insurance Trust and John Hancock Collateral Trust. These funds of funds also benefit from such overall management fee waiver through their investment in underlying portfolios that include certain of the Participating Portfolios, which are subject to the Reimbursement;
(b)reviewed the Trust’s advisory fee structure and concluded that (i) the Funds’ fee structures contain breakpoints at the advisory fee level and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Funds to benefit from economies of scale if those Funds grow. The Board also took into account management’s discussion of the Funds’ advisory fee structure; and
(c)the Board also considered the effect of the Funds’ growth in size on their performance and fees. The Board also noted that if the Funds’ assets increase over time, the Funds may realize other economies of scale.
Approval of Subadvisory Agreements
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)the historical and current performance of each Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and
(3)the subadvisory fee for each Fund and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.
Nature, Extent and Quality of Services. With respect to the services provided by the Subadvisor with respect to each Fund, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Funds. The Board also considered, among other things, the Subadvisor’s compliance program and
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	46

any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Funds which is consistent with the Fund’s investment objectives, the selection of investment securities and underlying funds and the placement of orders for the purchase and sale of such securities and underlying funds, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor Compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Funds. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Funds, such as the opportunity to provide advisory services to additional portfolios of the Trusts and reputational benefits.
Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered, if available, each Fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the Fund as included in the report prepared by the independent third-party provider of fund data. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor Performance. As noted above, the Board considered each Fund’s performance as compared to the Fund’s respective peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement with respect to each Fund was based on a number of determinations, including the following:
(1)the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)the performance of each Fund managed by the Subadvisor has generally been in line with or generally outperformed the historical performance of comparable funds based on the median percentile over the long term with certain exceptions noted in Appendix A (with respect to such exceptions, the Board considered the steps the Subadvisor had taken or plans to take to address performance and concluded that performance is being monitored and reasonably being addressed);
(3)the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)subadvisory fees are paid by the Adviser and not the Funds and the advisory fees for each Fund contains breakpoints that permit shareholders to benefit from economies of scale if those Funds grow.
In addition, in the case of each Fund, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the Fund and noted that the Advisor has evaluated the complexity of the structure and fees and expenses associated with the Funds’ investments in the underlying portfolios and that the Advisor made a finding that the Funds’ expenses do not duplicate the fees and expenses of the underlying portfolios.
Additional information relating to each Fund’s fees and expenses and performance that the Board considered in approving the Advisory Agreement and Subadvisory Agreement for a particular Fund is set forth in Appendix A.
***
Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement with respect to each Fund would be in the best interest of each of the respective Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement with respect to each Fund for an additional one-year period.
47	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

APPENDIX A

Portfolio (subadviser)	Performance as of 12.31.2024	Fees and expenses	Comments
Multimanager Lifestyle Aggressive Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods and to the peer group median for the one- and three-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Fund’s favorable performance relative to the peer group median for the five- and ten-year periods.
The Board noted that the Fund outperformed its benchmark index for the year-to-date period ended May 31, 2025.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
Multimanager Lifestyle Balanced Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the factors that contributed to the Fund’s performance relative to the benchmark index and to the peer group median for the one-, three-, five- and ten-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s plans for the Fund.
The Board noted that the Fund outperformed its benchmark index for the year-to-date period ended May 31, 2025.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	48

Portfolio (subadviser)	Performance as of 12.31.2024	Fees and expenses	Comments
Multimanager Lifestyle Conservative Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one- and ten-year periods and outperformed the benchmark index for the three- and five-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one- and ten-year periods.
The Board noted the Fund’s favorable performance relative to the benchmark index for the three- and five-year periods and to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
Multimanager Lifestyle Growth Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, ﬁve- and ten-year periods.
Broadridge Category – The Fund underperformed the peer group median for the one- and three-year periods and outperformed the peer group median for the five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, ﬁve- and ten-year periods and to the peer group median for the one- and three-year periods, including the impact of past and current market conditions on the Fund’s strategy and management’s outlook for the Fund.
The Board noted the Fund’s favorable performance relative to the peer group median for the five- and ten-year periods.
The Board noted that the Fund outperformed its benchmark index for the year-to-date period ended May 31, 2025.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
49	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS |

Portfolio (subadviser)	Performance as of 12.31.2024	Fees and expenses	Comments
Multimanager Lifestyle Moderate Portfolio (Manulife Investment Management (US) LLC)	Benchmark Index – The Fund underperformed the benchmark index for the one-, three-, five- and ten-year periods.
Broadridge Category – The Fund outperformed the peer group median for the one-, three-, five- and ten-year periods.	Subadviser fee comparative data not provided due to limited size of Broadridge peer group for this purpose.
Net management fees for this Fund are higher than the peer group median.
Net total expenses for this Fund are lower than the peer group median.	The Board took into account management’s discussion of the Fund’s performance relative to the benchmark index for the one-, three-, five- and ten-year periods.
The Board noted the Fund’s favorable performance relative to the peer group median for the one-, three-, five- and ten-year periods.
The Board took into account management’s discussion of the Fund’s expenses. The Board noted the Fund’s net total expenses are lower than the peer group median.
| JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	50

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Multimanager Lifestyle Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4618629	LSSA 6/25
8/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	August 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	August 5, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	August 5, 2025